U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100 Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree 125 South Mill Street, Vine Center, Suite 100 Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2014

Date of reporting period: July 1, 2013 through June 30, 2014

Item 1. Report to Stockholders

June 30, 2014

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions which typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2014i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objectives of our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. government and its agencies and taxable municipal securities, respectively, without incurring undue risk to principal.

This report covers the 12-month period from June 30, 2013 through June 30, 2014 (the “reporting period”). During the first six months of the reporting period the economy grew at a modest pace. Real gross domestic product (GDP) increased at a 2.5 percent annual rate during the third quarter of 2013 and accelerated in the fourth quarter of 2013 with real GDP growing at a 4.1 percent annual rate. However, economic growth contracted at a disappointing rate of -2.1 percent in the first quarter of 2014. The economic slowdown appears to have been the result of transitory factors and an unusually harsh winter. Real GDP for the second quarter of 2014 increased at a 4.0 percent annual rate (advance estimate).The housing sector continued to gradually recover, but housing activity leveled off in the wake of last year’s increase in mortgage rates.

The unemployment rate remained elevated during the reporting period. The seasonally adjusted national unemployment rate stood at 6.1 percent at the end of the reporting period. Over the past year, the unemployment rate has fallen nearly 1- 1/2 points. The current unemployment rate is about 4 percentage points below its peak. However, the labor participation rate, which measures the number of individuals actively seeking employment, was 62.8 percent at the end of June which is a 35-year low. Average hourly earnings for all employees on private nonfarm payrolls increased at an annual rate of 2.0 percent through June which is below average. The slow pace of growth in most measures of hourly compensation and weaker labor force participation indicate that significant slack remains in labor markets.

Key measures of inflation for the most part remained subdued during the reporting period but moved up in recent months. The consumer price index (CPI) increased 2.1 percent on a year-over-year basis through June. Excluding food and energy, the core CPI increased 1.9 percent year-over-year. The Federal Reserve’s preferred inflation index, the personal consumption expenditure core price index (PCE), increased 1.6 percent on a year-over-year basis through June. All of the major inflation indices remained at or below the 2 percent target rate set by the Federal Reserve. Near-term and long-term inflation expectations have remained stable.

Against this backdrop, the Federal Open Market Committee (FOMC) continued to maintain a highly accommodative monetary policy. The FOMC kept the federal funds target rate at 0 to  1/4 percent during the reporting period and through its forward guidance conditionally pledged to keep the target rate at exceptionally low levels through mid-2015. The Fed began tapering its asset purchases in January and currently is on track to fully wind down its long-term securities purchases by October of this year. Even after the FOMC ends its purchases, the Federal Reserve’s sizeable balance sheet will help maintain accommodative financial conditions.

State and local governments continued to successfully address ongoing fiscal challenges during the reporting period. According to data compiled by The Nelson A. Rockefeller Institute of Government (“Rockefeller”), after reaching pre-recession levels, growth in state tax revenues softened in the third and fourth quarters of 2013. This primarily reflected slower economic activity and declines in capital gains and other investment income. Based on preliminary data, Rockefeller estimates that state personal income tax collections fell by 7.1 percent in January-April of 2014 compared to the same period a year earlier. The decline in personal income tax revenues was mostly due to the behavior of taxpayers, who shifted income from tax year 2013 to tax year 2012, to minimize federal tax liability. Although a decline in tax revenues was widely anticipated, the magnitude of the drop in tax receipts surprised officials in many states. Lower state tax revenues may lead to budget shortfalls in a number of jurisdictions.

In contrast to states, local governments rely primarily on property taxes to finance critical local services such as K-12 education, police and fire protection, and other front-line public services. Although property taxes are generally a stable revenue source, the housing bubble and tax limits have combined to weaken local tax collections. This has occurred at the same time that state funding assistance to localities has declined. While there are a number of factors pressuring local governments, housing prices appear to have stabilized in many geographic markets and have actually rebounded sharply in some areas that previously experienced large price declines. This should help property tax collections going forward.

Returns in the municipal bond market were impressive for the 12-month period under review. The Barclays Capital Municipal Bond Index, which tracks investment grade municipal securities across all sectors and maturities, had a total return of 6.14 percent for the twelve month period ended June 30, 2014. The performance of the municipal market during the second half of 2013 was very different than the performance during the first half of 2014.

i

The municipal bond market turned in an essentially flat performance during the second half of 2013. Yields on U.S. Treasuries and municipal bonds increased (prices declined) as concerns about potential interest rate hikes became more prevalent. However, the first half of 2014 was a completely different story. A variety of technical and fundamental factors contributed to a strong rally in the municipal bond market. Improving credit fundamentals for state and local governments; Treasury yields which stayed stubbornly low; slower economic growth; favorable supply/demand patterns; and new and higher taxes boosted demand for municipal bonds. The supply of municipal bonds continued to be constrained as state and local governments have been reluctant to add to their balance sheets. All of these factors acted to push municipal bond prices higher and yields lower during the first half of 2014. The end result was the municipal bond market turned in a strong performance for the 12-month period under review.

The municipal bond market continued to experience some “headline risk” during the review period. The bankruptcy of Detroit led to some volatility in the municipal market as bondholders are facing the prospect of receiving less full value on their claims in the reorganization. More recently, the prices of Puerto Rican bonds have fallen sharply after the government signed off on a law that would allow Puerto Rico to restructure certain debts from its public corporations, like the power authority and highway authority. The new law doesn’t apply to general obligation bonds or certain other bonds secured by sales taxes, but it has nonetheless led to a loss of confidence in Puerto Rican debt. Despite these credit-specific events, the default rate on investment grade municipal bonds remained at or below historical levels.

The Kentucky Tax-Free Income Series provided shareholders a total return of 5.65 percent for the twelve months ended June 30, 2014. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 2.35 percent during the period under review. The shorter duration of the funds as compared to the index led to the relative underperformance of the funds during the reporting period.

Kentucky’s economy is still recovering from the national recession that ended in June 2009. For the fiscal year that ended June 30, 2014, General Fund receipts were 1.2 percent higher than FY 13 tax collections. Final FY 14 General Fund revenues were $90.09 million, or 1.0 percent, less than the official revenue estimate which projected 2.2 percent growth. Road Fund collections for FY 14 increased by 4.6 percent from the previous fiscal year but fell short of official consensus estimates by $22.2 million, or 1.4 percent. The Governor signed a budget reduction order in mid-July for FY 14 that uses unexpended General Funds in the operating budgets of state agencies and money from the Budget Reserve Trust Fund to fill the revenue gap. The state’s annual average unemployment rate declined during the reporting period and was 7.4 percent at the end of June. In 2013, Kentucky had a per capita personal income of $36,239 which was below the national average of $44,543.

The state’s appropriation supported debt was rated Aa3 by Moody’s and A+ by Standard & Poor’s as of June 30, 2014. Kentucky had net tax-supported debt per capita of $2,037 as of calendar year-end 2013, which was substantially above the average state net tax-supported debt median of $1,054 (Source: Moody’s Investors Services, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, May 22, 2014).

The Tennessee Tax-Free Income Series provided shareholders with a total return of 5.86 percent for the twelve months ended June 30, 2014. The Tennessee Tax-Free Short-to-Medium Series had a total return of 2.36 percent for the period under review. The shorter duration of the funds as compared to the index led to the relative underperformance of the funds during the reporting period.

Tennessee’s economy has also continued to recover from the national recession. Leisure and hospitality payrolls have led the state’s growth as tourism and convention traffic continues to recover in Nashville. Finance is also another bright spot with UBS announcing a major expansion of its operations in Nashville. Manufacturing has continued to contribute to the overall economy and has largely been driven by strong demand for motor vehicles. The state’s annual average unemployment rate at the end of June was 6.6 percent which was down significantly from 8.4 percent a year earlier. In 2013, the state had a per capita personal income of $39,324 which was below the national average of $44,543.

Tennessee relies on a combination of a state sales tax, corporate income taxes, and the Hall income tax for its revenue. Total state revenue collections through June were $289.9 million less than budgeted. Tennessee franchise and excise tax collections have lagged behind projections. Some of the shortfall in franchise and excise tax collections may be attributable to the relocation by the pharmaceutical giant McKesson Corp. of its Memphis distribution operations across the border to Olive Branch, Mississippi.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AA+ by Standard & Poor’s as of June 30, 2014. Tennessee had net tax-supported debt per capita of $324 as of calendar year-end 2013, which was substantially below the average state net tax-supported debt median of $1,054 (Source: Moody’s Investors Services, 2014 State Debt Median: Appetite for Borrowing Remains Weak, May 22, 2014).

The North Carolina Tax-Free Income Series provided shareholders with a total return of 5.57 percent for the twelve months ended June 30, 2014. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 2.53 percent for the period under review. The shorter duration of the funds as compared to the index led to the relative underperformance of the funds during the reporting period.

North Carolina’s economy has continued to recover from the national recession. The state suffered large job losses during the recession, but the pace of economic activity picked up significantly during the second half of 2013. Economic conditions continued to improve during the first half of 2014. During the past year, North Carolina attracted 42 new factories, 98 manufacturing expansions, and 83 other major facilities such as offices and distribution centers. The state’s average annual unemployment rate at the end of June was 6.4 percent. The unemployment rate has dropped steadily over the past year (at the end of June 2013 the unemployment rate was 8.3 percent). The largest job growth has been in the professional and business services sector followed by trade, transportation & utilities, and leisure and hospitality services. In 2013, North Carolina had a per capita personal income of $38,457 which was below the national average of $44,543.

North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2014. North Carolina had net tax-supported debt per capita of $806 as of calendar year-end 2013, which was below the average state net tax-supported debt median of $1,054 (Source: Moody’s Investors Services, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, May 22, 2014).

The Alabama Tax-Free Income Series provided shareholders with a total return of 5.56 percent for the twelve months ended June 30, 2014. The shorter duration of the fund as compared to the index led to the relative underperformance of the fund during the reporting period.

Alabama’s economic recovery has continued to lag behind the nation, as continued weakness in the public sector and the prolonged recovery in residential and commercial construction weigh heavily on the state. Manufacturing remains a bright spot in large part to due to strong demand for motor vehicles. A new $600 million Airbus A320 jetliner assembly line is currently under construction in Mobile which will help the manufacturing industry to continue to grow. Alabama’s job market contracted more sharply than the national economy, but recently has showed signs of stabilization. The state’s average annual unemployment rate at the end of June stood at 6.8 percent. In 2013, Alabama had a per capita personal income of $36,501 which was below the national average of $44,543.

Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2014. Alabama had net tax-supported debt per capita of $876 as of calendar year-end 2013, which was lower than the average state net tax-supported debt median of $1,054 (Source: Moody’s Investors Services, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, May 22, 2014).

The Mississippi Tax-Free Income Series had a total return of 6.08 percent for the twelve month period ended June 30, 2014. During the reporting period, the Mississippi Tax-Free Income Series performed in line with the index.

Mississippi’s economic recovery has also continued to lag behind the nation, as labor market fundamentals remain relatively weak. The government is the largest source of jobs and employs roughly one in five residents. State and local government jobs have continued to contract. The strength in construction employment has occurred outside the housing sector and largely reflects a new $5.2 billion power plant that utility Southern Co. is building in Kemper County southwest of Tuscaloosa. The project is the first large-scale power plant in the U.S. designed to transform coal into gas, capture the carbon dioxide and pump it underground. The state’s average annual unemployment rate at the end of June was 7.9 percent which is the highest unemployment rate among the states (along with Rhode Island). In 2013, Mississippi had a per capita personal income of $34,478 which was the lowest in the nation.

The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2014. Mississippi has net tax-supported debt per capita of $1,746 as of calendar year-end 2013, which was higher than the average state net tax-supported debt median of $1,054 (Source: Moody’s Investors Services, 2014 State Debt Median: Appetite for Borrowing Remains Weak, May 22, 2014).

The Intermediate Government Bond Series had a total return of 4.89 percent for the twelve months ended June 30, 2014. The Barclays Capital U.S. Intermediate Government Bond Index had a total return of 1.53 percent for the one year period ended June 30, 2014. The longer nominal maturity and duration of the Intermediate Government Bond Series led to its relative outperformance as compared to the index during the reporting period.

The Taxable Municipal Bond Series had a total return of 6.90 percent for the twelve month period ended June 30, 2014. The Barclays Capital Municipal Bond Taxable Index had a total return of 9.47 percent for the same period. The shorter duration of the fund compared to the index led to the relative underperformance of the fund during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Barclays Capital Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2014. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and Unaudited summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	3.70%
Aa/AA	87.40%
A	7.68%
Not Rated	1.22%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	26.96%
Municipal Utility Revenue	14.31%
Turnpikes and Toll Roads Revenue	11.33%
Refunded	9.47%
Prerefunded	8.24%
University Consolidated Education and Building Revenue	7.51%
Hospital and Healthcare Revenue	6.03%
School Improvements	5.35%
Public Facilities Revenue	3.50%
Escrowed to Maturity	3.06%
State and Local Mortgage Revenue	2.05%
Airport Revenue	0.81%
Miscellaneous Revenue	0.24%
Other Assets Less Liabilities	1.14%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	2.17%
Aa/AA	89.03%
A	8.80%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	25.34%
School Improvements	17.13%
Refunded	13.15%
Turnpikes and Toll Roads Revenue	10.80%
University Consolidated Education and Building Revenue	9.76%
Municipal Utility Revenue	8.11%
Prerefunded	6.28%
Public Facilities Revenue	3.18%
Hospital and Healthcare Revenue	3.15%
State and Local Mortgage Revenue	1.89%
Other Assets Less Liabilities	1.21%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	2.05%
Aa/AA	88.95%
A	7.43%
Baa/BBB	0.52%
Not Rated	1.05%

100.00%

COMPOSITION
% of Net Assets
School Improvement Revenue	26.67%
University Consolidated Education and Building Revenue	24.82%
Municipal Utility Revenue	19.05%
Public Facilities Revenue	13.23%
Miscellaneous Public Improvement	6.10%
Prerefunded	5.26%
Escrowed to Maturity	1.44%
Refunded	1.07%
State and Local Mortgage Revenue	0.61%
Industrial Revenue	0.11%
Other Assets Less Liabilities	1.64%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	0.25%
Aa/AA	80.08%
A	17.78%
Baa/BBB	1.74%
Not Rated	0.15%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	28.28%
Public Facilities Revenue	14.72%
Turnpikes and Toll Roads Revenue	12.96%
Municipal Utility Revenue	12.55%
School Improvement Revenue	7.09%
Miscellaneous Public Improvement	6.57%
Prerefunded	5.65%
Hospital and Healthcare Revenue	3.60%
Refunded	3.33%
Airport Revenue	1.68%
State and Local Mortgage Revenue	0.25%
Escrowed to Maturity	0.10%
Other Assets Less Liabilities	3.22%

100.00%

v

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	6.42%
Aa/AA	85.64%
A	7.22%
Not Rated	0.72%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	42.72%
University Consolidated Education and Building Revenue	12.46%
Public Facilities Revenue	11.96%
Hospital and Healthcare Revenue	8.67%
Refunded	6.31%
Prerefunded	4.85%
State and Local Mortgage Revenue	4.32%
School Improvement Revenue	3.96%
Miscellaneous Public Improvement	2.16%
Escrowed to Maturity	1.14%
Industrial Revenue	0.91%
Other Assets Less Liabilities	0.54%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	3.55%
Aa/AA	76.99%
A	17.27%
Not Rated	2.19%

100.00%

COMPOSITION
% of Net Assets
Refunded	20.89%
Municipal Utility Revenue	16.98%
Miscellaneous Public Improvement	12.29%
Prerefunded	10.48%
Public Facilities Revenue	9.37%
School Improvement Revenue	8.17%
Hospital and Healthcare Revenue	6.87%
State and Local Mortgage Revenue	5.91%
University Consolidated Education and Building Revenue	3.59%
Airport Revenue	2.32%
Other Assets Less Liabilities	3.13%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	4.73%
Aa/AA	79.98%
A	13.50%
Baa/BBB	1.20%
Not Rated	0.59%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	20.65%
University Consolidated Education and Building Revenue	18.21%
School Improvement Revenue	14.74%
Hospital and Healthcare	11.07%
Public Facilities Revenue	8.90%
Refunding	6.51%
Prefunded	5.04%
Miscellaneous Public Improvement	4.83%
Airport Revenue	4.54%
Turnpikes and Toll Roads Revenue	2.14%
Lease Revenue	1.75%
Other Assets Less Liabilities	1.62%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	0.06%
Aa/AA	86.77%
A	11.44%
Not Rated	1.73%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	21.96%
School Improvement Revenue	16.94%
Public Facilities Revenue	14.05%
Prefunded	11.98%
Refunded	9.48%
Miscellaneous Public Improvement	7.41%
University Consolidated Education and Building Revenue	6.77%
Hospital and Healthcare Revenue	5.37%
Airport Revenue	2.28%
Turnpikes and Toll Roads Revenue	1.38%
Lease Revenue	1.05%
State and Local Mortgage Revenue	0.48%
Other Assets Less Liabilities	0.85%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	59.02%
Federal Home Loan Bank	33.39%
Federal National Mortgage Association	6.12%
Other Assets Less Liabilities	1.47%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	2.40%
Aa/AA	81.33%
A	16.27%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	39.56%
Municipal Utility Revenue	25.41%
School Improvement Revenue	13.66%
Miscellaneous Public Improvement	12.00%
University Consolidated Education and Building Revenue	2.96%
Turnpikes and Toll Roads Revenue	2.74%
Hospital and Healthcare Revenue	2.27%
Other Assets Less Liabilities	1.40%

100.00%

*	Bond ratings reflect the highest credit quality rating assigned to a specific bond by a Nationally Recognized Statistical Rating Organization (NRSRO) as of June 30, 2014.

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

x

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please note that all legacy Lehman Brothers benchmark indices were rebranded as Barclays Capital (“BarCap”) indices in November 2008.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
26.67% of Net Assets
AL State Public Schools & College Authority Capital Improvement	5.000%	12/01/2024	Aa1/AA*	$100,000	$112,657
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	719,629
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	143,070
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	53,123
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	217,442
Jasper AL Warrants	5.000	03/01/2032	A2/AA*	450,000	497,556
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA*	100,000	111,022
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA*	285,000	315,945
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA*	505,000	546,950
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA*/AA-@	200,000	213,720
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	190,580
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	1,050,000	1,142,315
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	167,523
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	86,166
Scottsboro AL Warrants	5.000	07/01/2028	A+*	250,000	276,050
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	672,607
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	313,929
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	104,863
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	98,802
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	A2/AA*	225,000	246,373

					6,230,322
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
24.82% of Net Assets
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	510,600
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,181
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	A3/AA*	75,000	81,044
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2/AA*	45,000	47,871
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2/AA*	300,000	329,607
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2/AA*	420,000	450,114
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2/AA*	600,000	634,494
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	56,008
Auburn University General Fee Revenue	5.000	06/01/2036	Aa2/AA-*	150,000	164,199
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA*	450,000	481,590
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa3	120,000	120,002
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	285,965
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	566,330
University of AL General Revenue	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	349,300
University of AL General Revenue	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	530,115
University of Alabama General Revenue	5.000	07/01/2034	Aa2/AA-*	250,000	271,678
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	113,882
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	600,397
University of South AL University Revenues Facilities Capital	4.750	08/01/2033	Aa1/AA+*	100,000	105,224

					5,798,601
MUNICIPAL UTILITY REVENUE BONDS
19.05% of Net Assets
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	103,719
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2/AA*	80,000	91,009
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	227,941
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2/AA*	550,000	602,597
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA*/A-@	150,000	162,147
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA*	400,000	421,156
Cullman County AL Water Revenue	5.000	05/01/2021	A3/AA-*	125,000	129,311
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	106,115
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	329,685
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	499,863
Limestone County AL Water and Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	281,688

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Muscle Shoals AL Utilities Board Water and Sewer Revenue	5.750%	12/01/2033	AA-*	$430,000	$486,579
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	403,256
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA*	250,000	268,360
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	76,458
Phenix City AL Water and Sewer Revenue	5.000	08/15/2034	A3/AA*/AA-@	90,000	96,892
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2/AA*	75,000	82,209
West Morgan East Lawrence AL Water and Sewer Revenue	4.750	08/15/2030	AA*	75,000	80,040

					4,449,025
PUBLIC FACILITIES REVENUE BONDS
13.23% of Net Assets
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	55,838
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	221,495
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA*	400,000	437,388
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	274,113
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	410,044
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	189,478
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA*	250,000	269,578
Montgomery AL Warrants	5.000	02/01/2030	A1/AA*	300,000	331,290
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2	70,000	73,571
Trussville AL Warrants	5.000	10/01/2039	Aa2/AA+*	750,000	826,380

					3,089,175
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.10% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	135,761
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA+*	250,000	268,647
Jasper AL Warrants	5.000	03/01/2031	A2/AA*	250,000	279,220
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2/AA-*	335,000	382,681
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1/AA+*	175,000	192,269
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1/AA+*	150,000	166,400

					1,424,978
PREREFUNDED BONDS
5.26% of Net Assets
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	128,919
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	55,657
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	50,000	50,631
Huntsville AL Health Care Authority	5.000	06/01/2024	A1/AA-*	100,000	104,426
Montgomery AL Warrants	5.000	01/01/2023	A1/AA*	80,000	85,595
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2/AA-*	105,000	113,267
Oxford AL Warrants	5.000	10/01/2036	Aa2	50,000	53,461
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	133,593
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	152,903
University of AL General Revenue	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	350,720

					1,229,172
ESCROWED TO MATURITY BONDS
1.44% of Net Assets
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA*	300,000	337,230

REFUNDING BONDS
1.07% of Net Assets
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	250,897

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.61% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	135,000	142,025

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.11% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200%	11/01/2020	A*	$25,000	$25,001

Total Investments 98.36% of Net Assets (cost $21,842,888) (See (a) below for further explanation)					$22,976,426

Other assets in excess of liabilities 1.64%					381,952

Net Assets 100%					$23,358,378

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $21,842,779 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,153,940
Unrealized depreciation	(20,293)

Net unrealized appreciation	$1,133,647

Other Information

The following is a summary of the inputs used, as of June 30, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	22,976,426
Level 3	Significant Unobservable Inputs	—

$22,976,426

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $21,842,888)		$22,976,426
Cash		188,050
Interest receivable		319,628

Total assets		23,484,104
LIABILITIES:
Payable for:
Distributions to shareholders	92,854
Fund shares redeemed	8,903
Investment advisory fee	8,100
Transfer agent fee	3,458
Trustee fees	714
Accrued expenses	11,697

Total liabilities		125,726

NET ASSETS:
Capital		22,329,147
Accumulated net investment income		109
Accumulated net realized loss on investment transactions		(104,416)
Net unrealized appreciation in value of investments		1,133,538

Net assets at value		$23,358,378

NET ASSET VALUE, offering price and redemption price per share (1,896,260 shares outstanding; unlimited number of shares authorized no par value)		$12.32

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$937,333

Expenses:
Investment advisory fee	111,606
Transfer agent fee	33,704
Custodian expense	9,166
Professional fees	4,971
Trustees fees	2,490
Other expenses	18,111

Total expenses	180,048
Fees waived by Adviser	(19,345)
Custodian expense reduction	(5)

Net expenses	160,698

Net investment income	776,635

Realized and unrealized gain/(loss) on investments:
Net realized loss	(104,413)
Net change in unrealized appreciation/depreciation	478,821

Net realized and unrealized gain on investments	374,408

Net increase in net assets resulting from operations	$1,151,043

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$776,635	$842,102
Net realized gain/(loss) on investments	(104,413)	30,045
Net change in unrealized appreciation/depreciation	478,821	(687,104)

Net increase in net assets resulting from operations	1,151,043	185,043
Distributions from net investment income	(776,616)	(842,439)
Distributions from capital gains	(29,276)	(16,538)
Net fund share transactions (Note 4)	(1,286,648)	2,062,926

Total increase/(decrease)	(941,497)	1,388,992
Net assets:
Beginning of year	24,299,875	22,910,883

End of year	$23,358,378	$24,299,875

Accumulated net investment income	$109	$90

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.10	$12.41	$11.72	$11.77	$11.40

Income from investment operations:
Net investment income	0.42	0.43	0.44	0.45	0.46
Net gains/(losses) on securities	0.23	(0.30)	0.70	(0.05)	0.37

Total from investment operations	0.65	0.13	1.14	0.40	0.83
Less distributions:
Distributions from net investment income	(0.42)	(0.43)	(0.44)	(0.45)	(0.46)
Distributions from capital gains	(0.01)	(0.01)	(0.01)	—	—

Total distributions	(0.43)	(0.44)	(0.45)	(0.45)	(0.46)

Net asset value, end of period	$12.32	$12.10	$12.41	$11.72	$11.77

Total return	5.56%	0.94%	9.81%	3.45%	7.40%
Net assets, end of period (in thousands)	$23,358	$24,300	$22,911	$21,235	$19,853
Ratio of net expenses to average net assets (a)	0.72%	0.70%	0.68%	0.60%	0.47%
Ratio of gross expenses to average net assets	0.81%	0.78%	0.78%	0.78%	0.80%
Ratio of net investment income to average net assets	3.48%	3.40%	3.59%	3.83%	3.94%
Portfolio turnover	10.48%	6.46%	7.80%	4.70%	15.73%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.96% of Net Assets
KY Asset Liability Commission General Fund	5.000%	05/01/2020	Aa3/AA-*/A+@	$2,000,000	$2,070,860
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/AA-*/A+@	5,600,000	5,790,736
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/AA-*/A+@	5,880,000	6,077,274
KY Asset Liability Commission	5.000	05/01/2025	Aa3/AA-*/A+@	1,000,000	1,033,720
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	674,906
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,076,440
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,067,128
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,247,206
Ky State Property & Building #93	5.250	02/01/2025	Aa3/AA*/A+@	7,250,000	8,257,025
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA*/A+@	500,000	545,925
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA*/A+@	10,500,000	11,830,875
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA*/A+@	500,000	552,465
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA*/A+@	22,640,000	25,415,438
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/A+@	5,000,000	5,559,850
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/A+@	2,505,000	2,922,634
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/A+@	2,000,000	2,267,240
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/A+@	1,710,000	1,922,177
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/A+@	4,000,000	4,469,280
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/A+@	2,500,000	2,784,900
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/A+@	9,980,000	11,063,928
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/A+@	5,100,000	5,633,511
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*/A+@	3,000,000	3,306,900
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*/A+@	1,665,000	1,826,555
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*/A+@	5,175,000	5,671,386
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*/A+@	14,835,000	16,082,624
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*/A+@	8,230,000	8,895,313
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*/A+@	10,290,000	11,110,628
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*/A+@	1,355,000	1,504,524
KY State Property & Building #88	4.750	11/01/2027	Aa3/AA-*/A+@	5,800,000	6,275,020
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/A+@	1,400,000	1,696,463
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA*/A+@	5,000,000	5,702,550
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA*/A+@	13,390,000	15,002,825
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA*/A+@	4,900,000	5,500,985
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/A+@	1,200,000	1,395,575
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/A+@	24,805,000	28,549,067
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A@	210,000	233,260
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	5,000,000	5,671,150
KY State Property & Building #105	4.750	04/01/2031	A1/A+*/A@	2,110,000	2,300,616
KY State Property & Building #105	4.750	04/01/2032	A1/A+*/A@	2,205,000	2,393,814
KY State Property & Building #105	4.750	04/01/2033	A1/A+*/A@	2,310,000	2,496,995
KY State Property & Building #106	5.000	10/01/2029	Aa3/A+*/A+@	4,130,000	4,682,181
KY State Property & Building #106	5.000	10/01/2030	Aa3/A+*/A+@	7,165,000	8,062,130
KY State Property & Building #106	5.000	10/01/2031	Aa3/A+*/A+@	4,910,000	5,495,812
KY State Property & Building #106	5.000	10/01/2032	Aa3/A+*/A+@	6,000,000	6,695,760
KY State Property & Building #106	5.000	10/01/2033	Aa3/A+*/A+@	4,870,000	5,410,327
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,202,290

					261,428,268
MUNICIPAL UTILITY REVENUE BONDS
14.31% of Net Assets
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,638,452
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,610,035
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,832,139
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	11,924,167
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,880,225
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,297,340
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	A+*	345,000	345,611

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Kentucky Rural Water Financing Corporation	4.500%	02/01/2023	A+*	$1,085,000	$1,240,014
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	992,024
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	525,000	562,973
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,509,789
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,461,848
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,855,164
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,111,360
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,842,520
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,794,963
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,343,828
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,892,775
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	27,730,000	30,696,833
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2022	Aa3	975,000	1,012,372
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,058,648
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	1,070,000	1,110,061
Louisville & Jefferson County Metropolitan Sewer	5.000	05/01/2025	Aa3	1,120,000	1,162,235
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*	4,775,000	4,947,760
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3/AA*/AA-@	2,465,000	2,780,988
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,177,900
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,593,701
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,389,238
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,174,640
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,147,280
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,843,846
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,910,935
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,128,260
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,846,738
Owensboro Water Revenue	5.000	09/15/2025	A1	545,000	600,688

					138,717,350
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.33% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2/AA*/A+@	1,765,000	2,081,447
KY Asset Liability Project	5.000	09/01/2021	A2/AA*/A+@	1,570,000	1,831,138
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	A2/AA*/A+@	3,500,000	4,051,425
KY Asset Liability Commission Federal Highway Trust	5.250	09/01/2025	A2/AA*/A+@	3,400,000	4,036,140
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,720,000	5,069,988
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,225,000	3,619,192
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	9,530,000	10,706,574
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	2,460,000	2,751,584
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,440,000	5,041,664
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	3,080,000	3,491,118
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	10,035,000	11,333,830
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,775,000	4,367,335
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	5,165,000	5,918,367
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,845,000	2,106,529
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2/AA+*/A+@	1,500,000	1,763,325
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	4,930,000	5,672,261
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,465,000	1,675,447
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA+*/A+@	9,350,000	10,607,669
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	7,235,000	8,279,879
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA+*/A+@	8,755,000	9,800,872
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA+*/A+@	5,000,000	5,682,400

					109,888,184
REFUNDED BONDS
9.47% of Net Assets
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA-*/A+@	2,940,000	3,398,228
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA-*/A+@	1,000,000	1,186,030
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/A+@	17,750,000	20,602,070

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #83	5.250%	10/01/2020	Aa3/A+*/A+@	$24,220,000	$28,902,695
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	10,000,000	11,702,300
KY State Property & Building #84	5.000	08/01/2021	Aa3/AA-*/A+@	310,000	365,546
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA-*/A+@	18,000,000	21,246,840
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	2,085,000	2,452,189
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A@	1,290,000	1,517,479
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	471,473

					91,844,850
PREREFUNDED BONDS
8.24% of Net Assets
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3	3,085,000	3,097,217
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA*	6,985,000	7,234,854
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA*	7,340,000	7,602,552
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA*	2,500,000	2,705,825
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA*	7,545,000	8,189,796
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA*	5,025,000	5,491,973
KY State Property & Building #85	5.000	08/01/2020	Aa3/AA*	5,760,000	6,058,483
KY State Property & Building #85	5.000	08/01/2022	Aa3/AA*	5,200,000	5,469,464
KY State Property & Building #85	5.000	08/01/2024	Aa3/AA*	8,300,000	8,730,106
KY State Property & Building #85	5.000	08/01/2025	Aa3/AA*	2,500,000	2,629,550
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2022	Aa2/AA+*/A+@	1,625,000	1,703,439
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	575,000	602,755
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	2,000,000	2,096,540
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,679,514
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	2,065,000	2,151,234
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	2,165,000	2,255,410
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*	9,225,000	9,610,236
Louisville & Jefferson County Metropolitan Health — St. Marys	6.125	02/01/2037	NR	1,300,000	1,541,696

					79,850,644
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.51% of Net Assets
Boyle County KY College Improvement — Centre College — A	4.750	06/01/2032	A3/AA*	5,330,000	5,517,723
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,509,353
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	7,405,000	7,790,875
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aa2/AA-*	3,700,000	3,888,996
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,069,759
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,757,950
Louisville & Jefferson County University of Louisville Housing	5.000	06/01/2025	NR	2,030,000	2,087,632
Louisville & Jefferson County Univeristy of Louisville	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,545,328
University of Kentucky General Receipts	5.000	04/01/2036	Aa2/AA-*	4,820,000	5,468,194
University of Kentucky General Receipts	5.000	04/01/2037	Aa2/AA-*	3,815,000	4,311,103
University of Kentucky General Receipts	5.000	04/01/2038	Aa2/AA-*	7,395,000	8,343,556
University of Kentucky General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,606,884
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	500,628
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	2,922,985
Western KY University	4.750	09/01/2033	Aa3/A+*	2,505,000	2,798,661
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,671,466

					72,791,093
HOSPITAL AND HEALTHCARE BONDS
6.03% of Net Assets
KY Development Finance Authority — Baptist Heathcare	5.375	08/15/2024	A2/A+@	1,205,000	1,334,465
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	A2/A+@	4,855,000	5,335,936
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA*/AA@	2,750,000	2,977,645
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA*/AA@	2,560,000	2,828,058
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	AA*/AA@	1,000,000	1,100,840
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A1/A+*/A+@	2,500,000	2,505,575
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A1/A+*/A+@	2,410,000	2,576,073
Lexington-Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3/A+*/A+@	1,000,000	1,114,490

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lexington-Fayette Urban County Government	5.250%	06/01/2032	Aa3/A+*/A+@	$1,500,000	$1,638,885
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/A+@	5,000,000	5,346,200
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	535,000	549,402
Louisville & Jefferson County Metropolitan Health — Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,045,580
Louisville & Jefferson County Metropolitan Health — Norton Health	5.250	10/01/2036	A-*/A-@	3,460,000	3,538,577
Louisville & Jefferson County Metropolitan Health — Norton Health	5.500	10/01/2033	A-*/A-@	2,000,000	2,212,040
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A1/A+*/A+@	2,000,000	2,195,720
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A1/A+*/A+@	11,325,000	12,190,343
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A1/A+*/A+@	2,750,000	3,017,135
Pike County KY Mortgage Revenue — Phelps Regional Health	5.650	09/20/2027	NR	2,265,000	2,268,239
Warren County Hospital	5.000	04/01/2028	A*	3,325,000	3,663,784

					58,438,987
SCHOOL IMPROVEMENT BONDS
5.35% of Net Assets
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,032,272
Fayette County School District Finance Corporation	5.000	06/01/2031	A1/A+*	3,705,000	4,108,623
Fayette County School District Finance Corporation	5.000	10/01/2029	A1/A+*	3,660,000	4,205,962
Fayette County School District Finance Corporation	5.000	10/01/2032	A1/A+*	3,615,000	4,086,034
Fayette County School District Finance Corporation	5.000	10/01/2033	A1/A+*	4,385,000	4,930,363
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,788,484
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,330,138
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	500,531
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	521,553
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,204,570
Jefferson County School District Finance Corporation	5.000	05/01/2034	Aa2/AA-*	5,405,000	6,098,516
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA*	3,770,000	4,071,261
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,549,650
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,302,240
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,069,950
Scott County School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,504,380
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	535,665

					51,840,192
PUBLIC FACILITIES REVENUE BONDS
3.50% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	934,038
Bracken County Public Property	5.000	08/01/2030	Aa3	1,110,000	1,226,861
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,890,186
Louisville & Jefferson County International Convention Center	4.500	12/01/2023	A2/AA*	2,340,000	2,364,313
Louisville & Jefferson County International Convention Center	4.500	12/01/2024	A2/AA*	2,250,000	2,273,850
Louisville & Jefferson County International Convention Center	4.600	12/01/2025	A2/AA*	1,490,000	1,505,764
Louisville & Jefferson County Metropolitan Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	714,963
Louisville & Jefferson County Metropolitan Parking Authority	5.750	12/01/2034	Aa2/AA*	2,750,000	3,213,953
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	1,160,000	1,294,711
River City, Inc. Parking Authority	4.750	06/01/2031	Aa2/AA*	1,270,000	1,408,151
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,563,167
River City, Inc. Parking Authority	4.750	06/01/2027	Aa2/AA*	750,000	848,265
River City, Inc. Parking Authority	4.750	06/01/2028	Aa2/AA*	940,000	1,055,357
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	980,000	1,093,807
River City, Inc. Parking Authority	4.750	06/01/2030	Aa2/AA*	1,025,000	1,142,352
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,219,946
River City, Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,270,843
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,216,893
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,563,412
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,175,245

					33,976,077

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
ESCROWED TO MATURITY BONDS
3.06% of Net Assets
Jefferson County KY Health Facilities — Alliant Health	5.125%	10/01/2017	AA-*	$3,980,000	$4,189,507
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2018	AA-*	23,905,000	25,445,677

					29,635,184
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.05% of Net Assets
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	A3/AA-*	375,000	375,199
KY Economic Development Finance Authority — Christian Care	5.375	11/20/2035	AA+*	1,905,000	2,002,041
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	992,344
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,295,866
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,070,500
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	1,695,000	1,742,511
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,592,716
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,363,552
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	2,050,000	2,154,878
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	4,312,761

					19,902,368
AIRPORT BONDS
.81% of Net Assets
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2/AA*	1,170,000	1,313,267
Lexington-Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	1,250,000	1,390,950
Lexington-Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,578,591
Lexington-Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	1,520,000	1,672,365
Lexington-Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,863,740

					7,818,913
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3/A+*/A+@	2,030,000	2,317,042

Total Investments 98.86% of Net Assets (cost $902,011,069) (See (a) below for further explanation)					$958,449,152

Other assets in excess of liabilities 1.14%					11,100,067

Net Assets 100%					$969,549,219

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $901,973,292 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$57,853,495
Unrealized depreciation	(1,377,635)

Net unrealized appreciation	$56,475,860

Other Information

The following is a summary of the inputs used, as of June 30, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	958,449,152
Level 3	Significant Unobservable Inputs	—

$958,449,152

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $902,011,069)		$958,449,152
Cash		2,772,503
Receivable for fund shares sold		112,704
Interest receivable		12,811,276

Total assets		974,145,635
LIABILITIES:
Payable for:
Distributions to shareholders	3,348,541
Fund shares redeemed	457,151
Investment advisory fee	299,137
Transfer agent fee	95,443
Trustees fees	52,232
Accrued expenses	343,912

Total liabilities		4,596,416

NET ASSETS:
Capital		912,692,808
Accumulated net investment income		37,777
Accumulated net realized gain on investment transactions		380,551
Net unrealized appreciation in value of investments		56,438,083

Net assets at value		$969,549,219

NET ASSET VALUE, offering price and redemption price per share (122,824,492 shares outstanding; unlimited number of shares authorized no par value)		$7.89

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$37,857,860

Expenses:
Investment advisory fee	3,576,703
Transfer agent fee	1,159,557
Custodian expense	98,299
Professional fees	206,497
Trustees fees	102,940
Other expenses	226,320

Total expenses	5,370,316
Custodian expense reduction	(212)

Net expenses	5,370,104

Net investment income	32,487,756

Realized and unrealized gain on investments:
Net realized gain	1,367,897
Net change in unrealized appreciation/depreciation	18,191,482

Net realized and unrealized gain on investments	19,559,379

Net increase in net assets resulting from operations	$52,047,135

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$32,487,756	$33,453,684
Net realized gain on investments	1,367,897	382,491
Net change in unrealized appreciation/depreciation	18,191,482	(31,045,800)

Net increase in net assets resulting from operations	52,047,135	2,790,375
Distributions from net investment income	(32,479,238)	(33,471,869)
Distributions from capital gains	(1,302,574)	(146,341)
Net fund share transactions (Note 4)	3,007,520	(10,299,757)

Total increase/(decrease)	21,272,843	(41,127,592)
Net assets:
Beginning of year	948,276,376	989,403,968

End of year	$969,549,219	$948,276,376

Accumulated net investment income	$37,777	$29,294

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$7.74	$7.99	$7.63	$7.67	$7.49

Income from investment operations:
Net investment income	0.27	0.27	0.28	0.29	0.29
Net gains/(losses) on securities	0.16	(0.25)	0.39	(0.02)	0.20

Total from investment operations	0.43	0.02	0.67	0.27	0.49
Less distributions:
Distributions from net investment income	(0.27)	(0.27)	(0.28)	(0.29)	(0.29)
Distributions from capital gains	(0.01)	0.00 (b)	(0.03)	(0.02)	(0.02)

Total distributions	(0.28)	(0.27)	(0.31)	(0.31)	(0.31)

Net asset value, end of year	$7.89	$7.74	$7.99	$7.63	$7.67

Total return	5.65%	0.17%	8.97%	3.57%	6.58%
Net assets, end of year (in thousands)	$969,549	$948,276	$989,404	$896,625	$882,897
Ratio of net expenses to average net assets (a)	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of gross expenses to average net assets	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of net investment income to average net assets	3.45%	3.35%	3.60%	3.78%	3.81%
Portfolio turnover	9.43%	7.02%	8.39%	11.42%	4.76%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
25.34% of Net Assets
KY Asset Liability Commission	5.000%	05/01/2016	Aa3/AA-*/A+@	$1,000,000	$1,038,700
KY Association of Counties	4.250	02/01/2017	AA-*	500,000	531,595
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	126,866
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	286,447
KY State Property & Building #94	5.000	05/01/2017	Aa2/A+*/A+@	500,000	558,020
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/A+@	200,000	225,684
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/A+@	100,000	116,916
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/A+@	500,000	564,210
KY State Property & Building #100	5.000	08/01/2025	Aa3/A+*/A+@	500,000	571,625
KY State Property & Building #87	5.000	03/01/2017	Aa3/AA-*/A+@	850,000	944,571
KY State Property & Building #87	5.000	03/01/2018	Aa3/AA-*/A+@	100,000	111,041
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*/A+@	4,500,000	4,970,385
KY State Property & Building #88	5.000	11/01/2014	Aa3/AA-*/A+@	250,000	254,030
KY State Property & Building #88	5.000	11/01/2015	Aa3/AA-*/A+@	955,000	1,015,203
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA*/A+@	2,230,000	2,370,579
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA*/A+@	100,000	109,449
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/A+@	190,000	217,292
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/A+@	1,415,000	1,659,993
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA*/A+@	200,000	229,368
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/A+@	250,000	265,795
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/A+@	250,000	290,248
KY State Property & Building #90	5.750	11/01/2019	Aa3/A+*/A+@	200,000	238,148
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/A+@	495,000	569,710
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	100,000	113,423
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/A+@	510,000	584,409
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA*/A+@	200,000	231,194
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA*/A+@	835,000	875,923
KY State Property & Building #106	5.000	10/01/2021	Aa3/A+*/A+@	750,000	887,288
KY State Property & Building #106	5.000	10/01/2025	Aa3/A+*/A+@	750,000	874,335

					20,832,447
SCHOOL IMPROVEMENT BONDS
17.13% of Net Assets
Boone County School District Finance Corporation	4.000	08/01/2018	Aa3	145,000	149,064
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	288,638
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	151,428
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	931,123
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	318,558
Daviess County School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	108,958
Fayette County School District Finance Corporation	4.000	06/01/2019	A1/AA*	140,000	145,985
Fayette County School District Finance Corporation	4.375	05/01/2021	A1/AA*	200,000	214,402
Fayette County School District Finance Corporation	4.000	06/01/2022	A1/A+*	1,000,000	1,104,120
Fayette County School District Finance Corporation	5.000	06/01/2023	Aa3/A+*	500,000	594,530
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	186,380
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	202,091
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,495,208
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	206,822
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA*	200,000	220,958
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	101,399
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	193,711
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	771,463
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	304,509
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,774,906
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	473,382
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	801,854
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,401,926

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Warren County KY School District Finance Corporation	4.000%	04/01/2018	Aa3	$125,000	$138,144
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	805,990

					14,085,549
REFUNDED BONDS
13.15% of Net Assets
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA*/A+@	2,525,000	2,681,828
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA*/A+@	1,260,000	1,439,222
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/A+@	775,000	852,104
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/A+@	1,750,000	2,064,055
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	1,000,000	1,170,230
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/A+@	1,050,000	1,233,782
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	1,000,000	1,176,110
Lexington-Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	194,701

					10,812,032
TURNPIKES/TOLLROAD/HIGHWAY BONDS
10.80% of Net Assets
KY Asset Liability Project Notes	5.000	09/01/2015	A2/AA*/A+@	275,000	290,243
KY Asset Liability Project Notes	4.500	09/01/2016	A2/AA*/A+@	175,000	190,045
KY Asset Liability Project Notes	5.000	09/01/2017	A2/AA*/A+@	1,500,000	1,695,750
KY Asset Liability Project Notes	4.300	09/01/2019	A2/AA*/A+@	900,000	986,796
KY Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/A+@	2,570,000	2,796,391
KY Turnpike Authority Economic Development	4.125	07/01/2019	Aa2/AA+*/A+@	105,000	116,273
KY Turnpike Authority Economic Development	5.000	07/01/2016	Aa2/AA+*/A+@	750,000	820,020
KY Turnpike Authority Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,000,000	1,170,890
KY Turnpike Authority Economic Development	5.000	07/01/2023	Aa2/AA+*/A+@	600,000	713,454
KY Turnpike Authority Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	85,000	99,922

					8,879,784
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.76% of Net Assets
Boyle County Centre College	5.000	06/01/2018	A3/AA*	200,000	221,982
Boyle County Centre College	5.000	06/01/2020	A3/AA*	150,000	162,786
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,321,612
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,829,258
Ky Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA-*	500,000	522,505
KY Asset Liability Commission University of Kentucky Project	5.000	10/01/2019	Aa2/AA-*	320,000	360,752
KY Asset Liability — University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	106,735
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa2/AA-*	300,000	323,550
Morehead State University^	5.000	10/01/2022	Aa3	310,000	367,966
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	166,512
Western KY University	4.000	09/01/2020	Aa3/AA-*	290,000	307,905
Western Ky University**	4.000	09/01/2017	Aa3/AA*	2,145,000	2,332,602

					8,024,165
MUNICIPAL UTILITY REVENUE BONDS
8.11% of Net Assets
Bourbon County Public Project	3.800	02/01/2019	A2	260,000	272,405
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa/AAA*/AAA@	175,000	206,117
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	560,125
Kentucky Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	575,831
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	316,836
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	263,373
Kentucky Rural Water Finance Corporation	3.625	02/01/2016	A3/AA-*	45,000	45,292
Kentucky Rural Water Finance Corporation	4.500	08/01/2021	A3/AA-*	100,000	108,760
Lawrenceburg Water and Sewer	3.000	10/01/2018	A1	375,000	394,597
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,318,735
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	108,740
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	500,000	520,745
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,041,130

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	5.000%	05/15/2016	Aa3/AA*	$175,000	$182,244
Paducah Electric Plant	3.000	10/01/2014	A3/A-@	750,000	754,590

					6,669,520
PREREFUNDED BONDS
6.28% of Net Assets
Clay County School District Finance Corporation	3.750	06/01/2017	Aa3	210,000	216,884
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA*	175,000	188,610
KY Asset Liability Project Notes	5.000	09/01/2016	A2/AA*/A+@	2,000,000	2,065,020
KY Turnpike Authority Economic Development	5.000	07/01/2019	Aa2/AA+*/A+@	2,250,000	2,358,135
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2015	Aa3/AA*	325,000	338,572

					5,167,221
PUBLIC FACILITIES REVENUE BONDS
3.18% of Net Assets
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	181,065
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,617,585
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	487,099
Todd County Public Properties — Court House Facilities	3.250	06/01/2019	Aa3	100,000	107,677
Whitley County Public Properties — Justice Center	3.375	09/01/2019	Aa3	200,000	218,270

					2,611,696
HOSPITAL AND HEALTHCARE BONDS
3.15% of Net Assets
KY State Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	113,895
KY State Asset Liability Commission University of Kentucky	4.125	10/01/2019	Aa2/AA-*	150,000	162,651
KY State Asset Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA-*	150,000	168,486
KY Development Finance Authority — Kings Daughters	5.000	02/01/2016	A3/A*/A@	1,000,000	1,064,420
KY Economic Development — Baptist Healthcare System	4.750	08/15/2019	A2/A+@	110,000	121,826
KY Development Finance Authority — St. Elizabeth	5.000	05/01/2015	AA*/AA@	400,000	414,480
KY Economic Development Finance Authority — Catholic Health	4.000	05/01/2015	A1/A+*/A+@	250,000	250,637
Warren County Hospital	4.000	04/01/2020	A*	270,000	292,170

					2,588,565
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.89% of Net Assets
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,556,400

Total Investments 98.79% of Net Assets (cost $78,036,473) (See (a) below for further explanation)					$81,227,379

Other assets in excess of liabilities 1.21%					990,468

Net Assets 100%					$82,217,847

*	Standard and Poor’s Corporation
**	Security is segregated — see footnote 1(D)
^	When-issued security or extended settlement — see footnote 1(D)
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $78,036,473 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,199,928
Unrealized depreciation	(9,022)

Net unrealized appreciation	$3,190,906

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2014

Other Information

The following is a summary of the inputs used, as of June 30, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	81,227,379
Level 3	Significant Unobservable Inputs	—

$81,227,379

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $78,036,473)		$81,227,379
Cash		431,191
Receivable for fund shares sold		47,245
Interest receivable		1,046,177

Total assets		82,751,992
LIABILITIES:
Payable for:
Investments purchased	367,037
Distributions to shareholders	50,618
Fund shares redeemed	40,797
Investment advisory fee	24,009
Transfer agent fee	24,925
Trustees fees	3,548
Accrued expenses	23,211

Total liabilities		534,145

NET ASSETS:
Capital		79,767,972
Accumulated net realized loss on investment transactions		(741,031)
Net unrealized appreciation in value of investments		3,190,906

Net assets at value		$82,217,847

NET ASSET VALUE, offering price and redemption price per share (15,104,472 shares outstanding; unlimited number of shares authorized no par value)		$5.44

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$2,426,733

Expenses:
Investment advisory fee	422,165
Transfer agent fee	110,764
Custodian expense	17,844
Professional fees	18,750
Trustees fees	9,362
Other expenses	43,956

Total expenses	622,841
Custodian expense reduction	(18)

Net expenses	622,823

Net investment income	1,803,910

Realized and unrealized gain on investments:
Net realized gain	55,994
Net change in unrealized appreciation/depreciation	133,435

Net realized and unrealized gain on investments	189,429

Net increase in net assets resulting from operations	$1,993,339

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$1,803,910	$1,932,832
Net realized gain on investments	55,994	145,079
Net change in unrealized appreciation/depreciation	133,435	(1,956,078)

Net increase in net assets resulting from operations	1,993,339	121,833
Distributions from net investment income	(1,803,910)	(1,932,832)
Net fund share transactions (Note 4)	(7,374,087)	1,685,639

Total decrease	(7,184,658)	(125,360)
Net assets:
Beginning of year	89,402,505	89,527,865

End of year	$82,217,847	$89,402,505

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$5.43	$5.54	$5.39	$5.36	$5.25

Income from investment operations:
Net investment income	0.12	0.12	0.12	0.13	0.15
Net gains/(losses) on securities	0.01	(0.11)	0.15	0.03	0.11

Total from investment operations	0.13	0.01	0.27	0.16	0.26
Less distributions:
Distributions from net investment income	(0.12)	(0.12)	(0.12)	(0.13)	(0.15)

Net asset value, end of year	$5.44	$5.43	$5.54	$5.39	$5.36

Total return	2.35%	0.11%	5.10%	3.04%	4.99%
Net assets, end of year (in thousands)	$82,218	$89,403	$89,528	$72,405	$69,166
Ratio of net expenses to average net assets (a)	0.74%	0.72%	0.73%	0.72%	0.72%
Ratio of gross expenses to average net assets	0.74%	0.72%	0.73%	0.72%	0.72%
Ratio of net investment income to average net assets	2.14%	2.12%	2.22%	2.44%	2.80%
Portfolio turnover	9.06%	6.63%	4.73%	15.37%	20.26%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.28% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125%	09/01/2034	Aa2	$95,000	$102,005
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	190,638
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	93,549
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	110,559
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	65,986
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA*	55,000	60,371
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA*	150,000	162,634
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA*	45,000	48,424
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	A2/AA*	250,000	270,648
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2/AA@	50,000	56,223
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	189,856
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2/AA@	300,000	340,050
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2/AA@	600,000	656,436
University Southern MS Educational Building	5.000	03/01/2022	Aa2	100,000	106,708
University Southern MS Educational Building	5.000	03/01/2032	Aa2	50,000	52,526
University Southern MS Educational Building Athletics	5.000	03/01/2034	Aa2	105,000	111,735
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	111,317
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	226,027

					2,955,692
PUBLIC FACILITIES REVENUE BONDS
14.72% of Net Assets
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	107,113
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	55,832
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	305,000	341,109
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Aa2/AA-*	125,000	148,998
MS State Development Bank Special Obligation Refunding — City of Jackson	5.000	03/01/2036	Aa2/AA-*	150,000	178,227
MS State Capital Improvement Projects**	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	168,174
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	539,141

					1,538,594
TURNPIKES/TOLLROAD/HIGHWAY BONDS
12.96% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	136,870
MS Development Bank Special Obligation Highway — Desoto	4.750	01/01/2035	Aa3/AA-*	225,000	237,463
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	268,525
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	132,821
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	240,000
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	225,550
MS State Development Bank Desoto County Highway^	5.000	01/01/2030	Aa3/AA-*	100,000	112,989

					1,354,218
MUNICIPAL UTILITY REVENUE BONDS
12.55% of Net Assets
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA*	55,000	59,545
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	47,726
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	348,982
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	239,744
MS State Development Bank Special Obligation Refunding — Jackson Water & Sewer	4.500	09/01/2034	A1/AA*	100,000	105,057
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	A1/AA*	125,000	137,100
Mississippi State Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	A1/AA*	350,000	373,825

					1,311,979

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
7.09% of Net Assets
MS Development Bank Special Obligation Jackson Public	5.375%	04/01/2028	A2	$70,000	$78,042
MS State Development Bank Special Obligation — Jackson Schools	5.000	04/01/2028	A+*	600,000	662,556

					740,598
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.57% of Net Assets
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2031	NR	5,000	5,150
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA*	80,000	87,647
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA*	150,000	162,003
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	420,864

					686,064
PREREFUNDED BONDS
5.65% of Net Assets
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	322,229
MS State University Educational Building Corporation Revenue	5.000	08/01/2024	Aa2/AA-*/AA@	225,000	236,634
MS State University Educational Building Corporation Revenue	5.000	08/01/2028	Aa2/AA-*/AA@	30,000	31,562

					590,425
HOSPITAL AND HEALTHCARE BONDS
3.60% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	138,607
Medical Center Educational Building Corporation — Universityof Mississippi	5.000	06/01/2034	Aa2/AA-*	100,000	105,749
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2/AA*	120,000	131,920

					376,276
REFUNDED BONDS
3.33% of Net Assets
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2/AA*	125,000	137,396
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	150,301
MS State Refunding	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	59,807

					347,504
AIRPORT BONDS
1.68% of Net Assets
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Baa1/BBB+@	170,000	175,780

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.25% of Net Assets
MS Home Corporation Single Family Mortgage — Series E-1	5.050	12/01/2028	Aaa	25,000	25,674

ESCROWED TO MATURITY BONDS
.10% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	10,000	10,282

Total Investments 96.78% of Net Assets (cost $9,708,191) (See (a) below for further explanation)					$10,113,086

Other assets in excess of liabilities 3.22%					337,067

Net Assets 100%					$10,450,153

*	Standard and Poor’s Corporation
**	Security is segregated — see footnote 1(D)
^	When-issued security or extended settlement — see footnote 1(D)
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

June 30, 2014

(a)	Cost for federal income tax purposes is $9,707,970 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$421,513
Unrealized depreciation	(16,397)

Net unrealized appreciation	$405,116

Other Information

The following is a summary of the inputs used, as of June 30, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,113,086
Level 3	Significant Unobservable Inputs	—

$10,113,086

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $9,708,191)		$10,113,086
Cash		354,528
Interest receivable		154,975

Total assets		10,622,589
LIABILITIES:
Payable for:
Investments purchased	111,956
Distributions to shareholders	47,603
Fund shares redeemed	500
Investment advisory fee	2,627
Transfer agent fee	2,929
Trustees fees	362
Accrued expenses	6,459

Total liabilities		172,436

NET ASSETS:
Capital		10,052,170
Accumulated net investment income		156
Accumulated net realized loss on investment transactions		(7,069)
Net unrealized appreciation in value of investments		404,895

Net assets at value		$10,450,152

NET ASSET VALUE, offering price and redemption price per share (874,635 shares outstanding; unlimited number of shares authorized; no par value)		$11.95

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$356,795

Expenses:
Investment advisory fee	45,155
Transfer agent fee	13,958
Custodian expense	7,897
Professional fees	1,921
Trustees fees	952
Registration fees	4,456
Other expenses	7,112

Total expenses	81,451
Fees waived by Adviser	(19,438)
Custodian expense reduction	(2)

Net expenses	62,011

Net investment income	294,784

Realized and unrealized gain/(loss) on investments:
Net realized loss	(7,154)
Net change in unrealized appreciation/depreciation	273,623

Net realized and unrealized gain on investments	266,469

Net increase in net assets resulting from operations	$561,253

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$294,784	$271,005
Net realized gain/(loss) on investments	(7,154)	32,190
Net change in unrealized appreciation/depreciation	273,623	(303,574)

Net increase/(decrease) in net assets resulting from operations	561,253	(379)
Distributions from net investment income	(294,715)	(287,105)
Distributions from capital gains	(9,925)	—
Net fund share transactions (Note 4)	1,885,011	884,037

Total increase	2,141,624	596,553
Net assets:
Beginning of year	8,308,528	7,711,975

End of year	$10,450,152	$8,308,528

Accumulated net investment income	$156	$174

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$11.65	$12.01	$11.33	$11.41	$11.03

Income from investment operations:
Net investment income	0.38	0.39	0.42	0.44	0.45
Net gains/(losses) on securities	0.31	(0.33)	0.68	(0.08)	0.38

Total from investment operations	0.69	0.06	1.10	0.36	0.83
Less distributions:
Distributions from net investment income	(0.38)	(0.42)	(0.42)	(0.44)	(0.45)
Distributions from capital gains	(0.01)	—	—	—	—

Total distributions	(0.39)	(0.42)	(0.42)	(0.44)	(0.45)

Net asset value, end of period	$11.95	$11.65	$12.01	$11.33	$11.41

Total return	6.08%	0.38%	9.87%	3.19%	7.65%
Net assets, end of period (in thousands)	$10,450	$8,309	$7,712	$6,376	$6,321
Ratio of net expenses to average net assets (a)	0.69%	0.66%	0.65%	0.58%	0.45%
Ratio of gross expenses to average net assets	0.90%	0.89%	0.92%	0.84%	0.91%
Ratio of net investment income to average net assets	3.26%	3.22%	3.59%	3.86%	3.99%
Portfolio turnover	1.96%	13.81%	9.99%	20.53%	10.04%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.65% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,091,620
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa2/AA+*/AA+@	550,000	623,590
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	794,992
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2/AAA*/AA+@	750,000	851,010
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,037,250
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,035,230
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*A-@	1,000,000	1,064,480
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	A3/AA-*/A-@	1,000,000	1,265,470
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,163,420
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	915,000	1,130,739
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	315,175
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,814,363
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2031	A2/A*/A@	500,000	553,635
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	544,705
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA*	780,000	858,944
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA*	750,000	817,140
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA*	1,355,000	1,454,850

					20,416,613
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.21% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	251,530
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	363,071
NC Capital Facilities Financial Agency Wake Forest University	5.000	01/01/2031	Aa3/AA*	500,000	557,885
NC Capital Facilities Financial Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,370,575
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	550,484
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	346,552
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	843,278
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	112,515
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AAA*/AAA@	1,000,000	1,053,460
University NC University Revenues Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,360,970
University of NC at Charlotte	5.000	04/01/2035	Aa3/AA-*	595,000	668,697
University of NC at Charlotte	5.000	04/01/2038	Aa3/AA-*	1,000,000	1,115,100
University of NC at Charlotte	5.000	04/01/2031	Aa3/AA-*	750,000	840,368
University of NC at Greensboro	5.000	04/01/2031	Aa3/A*	500,000	558,425
University of NC at Greensboro	5.000	04/01/2036	Aa3/A*	500,000	550,155
University of NC at Greensboro	5.000	04/01/2033	Aa3/A*	900,000	1,008,315
University of NC System Pool Revenue	5.000	10/01/2033	Aa3/AA-*	430,000	455,137
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,112,620
University of NC System Pool Revenue	5.000	10/01/2033	A1	1,000,000	1,080,910
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,149,094
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A3/AA-*	1,000,000	1,044,270
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A3/AA-*	580,000	611,361

					18,004,772
SCHOOL IMPROVEMENT BONDS
14.74% of Net Assets
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,112,540
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	833,093
Davie County NC Public School and Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,071,680
Davie County NC Public School and Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,797,839
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/AA-*	750,000	816,818
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA*	300,000	327,245
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,073,270
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA*	550,000	594,116
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	453,466
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A-*	1,680,000	1,750,190
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA*	2,045,000	2,287,639

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Sampson County NC Certificates of Participation	5.000%	06/01/2022	A2/AA*	$1,250,000	$1,377,138
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA*	1,000,000	1,080,800

					14,575,834
HOSPITAL AND HEALTHCARE BONDS
11.07% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2031	Aa3/AA-*	450,000	469,616
Charlotte Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,162,713
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	804,008
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3/AA-*	1,500,000	1,633,650
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2/AA*	490,000	533,923
NC Medical Care Community Hospital Revenue — Stanly Hospital	5.375	10/01/2014	BBB+@	5,000	5,009
NC Medical Care Community Hospital Revenue Baptist Hospital	5.000	06/01/2034	A1/A+*	1,100,000	1,181,411
NC Medical Care Community Hospital Revenue Baptist Hospital	5.250	06/01/2029	A1/A+*	645,000	712,480
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	A1/A+*	405,000	430,730
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,841,743
NC State Medical Care Commission Healthcare Facilities	5.000	07/01/2030	A1/AA-*/AA-@	500,000	538,885
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	552,565
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A1/A+*	1,000,000	1,082,750

					10,949,483
PUBLIC FACILITIES REVENUE BONDS
8.90% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2/AA+*	500,000	567,320
Charlotte NC Certificates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	517,035
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	961,758
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	373,418
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	295,006
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	110,675
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*	550,000	608,828
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1/AA+*/AA+@	500,000	560,920
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA*	1,325,000	1,397,597
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,668,870
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	848,242
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	891,232

					8,800,901
REFUNDING BONDS
6.51% of Net Assets
Charolotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	340,000	378,498
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,056,080
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,608,895
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	854,817
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	112,725
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	637,671
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA+*	505,000	585,346
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	565,370
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1/AA*	435,000	484,255
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	150,956

					6,434,613
PREREFUNDED BONDS
5.04% of Net Assets
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	250,000	270,340
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	565,290
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/AA-@	250,000	259,997
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	515,133
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	A-*	275,000	353,716
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	205,476
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,107,550
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	539,715

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Randolph County NC Certificates of Participation	5.000%	02/01/2027	Aa3	$1,000,000	$1,115,480
Winston-Salem NC Certificates of Participation	4.750	06/01/2031	NR	50,000	54,266

					4,986,963
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.83% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa2/AA+*	250,000	283,688
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	281,255
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	381,796
Johnston County TN Limited Obligation	4.750	06/01/2033	Aa3/AA*	500,000	541,540
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1/AA+*/AA+@	750,000	822,855
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA+*/AA@	1,500,000	1,549,980
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2/AA+*/AA@	250,000	267,493
Winston Salem NC Certificates of Participation	4.750	06/01/2031	AA+*/AA+@	620,000	649,424

					4,778,031
AIRPORT BONDS
4.54% of Net Assets
Charlotte NC Airport Revenue	5.250	07/01/2023	Aa3/AA-*/A+@	1,000,000	1,002,190
Charlotte NC Airport Revenue Refunding Charlotte-Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,103,320
Raleigh-Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	265,484
Raleigh-Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,626,520
Raleigh-Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	490,015

					4,487,529
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.14% of Net Assets
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	563,410
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,548,582

					2,111,992
LEASE REVENUE BONDS
1.75% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	1,500,000	1,730,655

Total Investments 98.38% of Net Assets (cost $92,538,860) (See (a) below for further explanation)					$97,277,386

Other assets in excess of liabilities 1.62%					1,601,213

Net Assets 100%					$98,878,599

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $92,535,622 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,927,952
Unrealized depreciation	(186,188)

Net unrealized appreciation	$4,741,764

Other Information

The following is a summary of the inputs used, as of June 30, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	97,277,386
Level 3	Significant Unobservable Inputs	—

$97,277,386

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $92,538,860)		$97,277,386
Cash		872,075
Receivable for fund shares sold		30,000
Interest receivable		1,091,381

Total assets		99,270,842
LIABILITIES:
Payable for:
Distributions to shareholders	278,303
Fund shares redeemed	47,338
Investment advisory fee	41,755
Transfer agent fee	20,806
Accrued expenses	4,041

Total liabilities		392,243

NET ASSETS:
Capital		94,719,676
Accumulated net investment income		3,238
Accumulated net realized loss on investment transactions		(582,841)
Net unrealized appreciation in value of investments		4,738,526

Net assets at value		$98,878,599

NET ASSET VALUE, offering price and redemption price per share (8,567,247 shares outstanding; unlimited number of shares authorized; no par value)		$11.54

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$3,649,663

Expenses:
Investment advisory fee	455,288
Transfer agent fee	119,243
Custodian expense	18,353
Professional fees	20,045
Trustees fees	10,021
Other expenses	34,802

Total expenses	657,752
Custodian expense reduction	(22)

Net expenses	657,730

Net investment income	2,991,933

Realized and unrealized gain/(loss) on investments:
Net realized loss	(582,841)
Net change in unrealized appreciation/depreciation	2,463,156

Net realized and unrealized gain on investments	1,880,315

Net increase in net assets resulting from operations	$4,872,248

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$2,991,933	$3,025,345
Net realized gain/(loss) on investments	(582,841)	112,821
Net change in unrealized appreciation/depreciation	2,463,156	(2,631,334)

Net increase in net assets resulting from operations	4,872,248	506,832
Distributions from net investment income	(2,991,028)	(3,026,417)
Capital gains distributed to shareholders	(112,821)	(131,685)
Net fund share transactions (Note 4)	1,983,498	9,474,078

Total increase	3,751,897	6,822,808
Net assets:
Beginning of year	95,126,702	88,303,894

End of year	$98,878,599	$95,126,702

Accumulated net investment income	$3,238	$2,333

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$11.31	$11.59	$10.92	$11.01	$10.71

Income from investment operations:
Net investment income	0.37	0.36	0.39	0.40	0.40
Net gains/(losses) on securities	0.24	(0.26)	0.67	(0.09)	0.30

Total from investment operations	0.61	0.10	1.06	0.31	0.70
Less distributions:
Distributions from net investment income	(0.37)	(0.36)	(0.39)	(0.40)	(0.40)
Distributions from capital gains	(0.01)	(0.02)	—	—	—

Total distributions	(0.38)	(0.38)	(0.39)	(0.40)	(0.40)

Net asset value, end of year	$11.54	$11.31	$11.59	$10.92	$11.01

Total return	5.57%	0.76%	9.87%	2.90%	6.62%
Net assets, end of year (in thousands)	$98,879	$95,127	$88,304	$75,312	$77,116
Ratio of net expenses to average net assets (a)	0.72%	0.71%	0.71%	0.70%	0.72%
Ratio of gross expenses to average net assets	0.72%	0.71%	0.71%	0.70%	0.72%
Ratio of net investment income to average net assets	3.29%	3.07%	3.46%	3.69%	3.66%
Portfolio turnover	9.73%	3.59%	5.94%	14.16%	5.92%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
21.96% of Net Assets
Asheville NC Water System Revenue Refunding	5.000%	08/01/2017	Aa2/AA*	$140,000	$147,098
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	393,804
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA*	100,000	109,997
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	271,288
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	768,487
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	231,640
NC Eastern Municipal Power Agency	4.000	01/01/2016	Baa1/A-*/A-@	95,000	100,133
NC State Eastern Municipal Power Agency	5.000	01/01/2021	Baa1/A-*/A-@	125,000	145,934
NC Eastern Municipal Power Agency	5.000	01/01/2016	/A-*A-@	50,000	53,419
NC Eastern Municipal Power Agency	5.000	01/01/2020	/A-*A-@	250,000	266,315
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA*/A-@	550,000	625,982
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	220,000	271,872
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA*	100,000	117,863
NC Eastern Municipal Power Agency	3.250	01/01/2015	Baa1/A-*/A-@	250,000	253,753
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	222,696
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	143,149
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	105,357
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	287,138
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	133,529
Onslow NC Water & Sewer	4.250	06/01/2022	A3/AA-*	150,000	162,483
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2/AA-*/AA@	100,000	111,101
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA*	200,000	216,120
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA*	160,000	177,470
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA*	350,000	383,065

					5,699,693
SCHOOL IMPROVEMENT BONDS
16.94% of Net Assets
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	133,010
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	52,996
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	190,953
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	229,388
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	165,816
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	114,620
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	227,562
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/AA-*	200,000	208,456
Edgecombe County NC Schools	4.000	02/01/2015	A1/AA-*	235,000	239,766
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA*	125,000	132,890
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA*	200,000	223,031
Harnett County NC Certificates of Participation	3.500	06/01/2016	A1/AA*	250,000	264,210
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	459,697
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA*/AA-@	200,000	217,210
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	136,355
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA*	400,000	412,828
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA*	150,000	173,022
Onslow County NC Certificates of Participation**	5.000	06/01/2018	Aa3/A+*	140,000	151,430
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	102,564
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA*	105,000	118,366
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA*	400,000	442,503

					4,396,673
PUBLIC FACILITIES REVENUE BONDS
14.05% of Net Assets
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	135,295
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	476,431
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	286,011
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	103,413
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1/AA+*	170,000	190,840

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Craven County NC Certificates of Participation	4.375%	06/01/2016	Aa3/AA-*	$115,000	$122,769
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA+*	435,000	503,135
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	276,242
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	645,756
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA*	225,000	247,757
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	50,122
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1/AA+*	60,000	66,568
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA*	100,000	108,858
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3/AA-*	275,000	321,101
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2/AA+*/AA@	100,000	110,682

					3,644,980
PREREFUNDED BONDS
11.98% of Net Assets
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	35,000	36,747
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	40,000	42,036
Brunswick County NC Community College	4.250	05/01/2022	Aa2/AA*/AA@	125,000	137,960
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	194,645
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	107,838
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	271,905
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA*/AA-@	300,000	312,624
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	A2/AA*	600,000	605,046
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	108,968
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	A1/AA*	50,000	50,481
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	159,675
NC State Public Improvement	5.000	03/01/2019	Aaa/AAA*	15,000	15,490
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	222,876
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA*	205,000	234,508
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1/AA*	200,000	222,118
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA*	100,000	114,394
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	272,117

					3,109,428
REFUNDING BONDS
9.48% of Net Assets
Bertie County Limited Obligation	4.000	06/01/2022	A1/A*	200,000	218,572
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	173,276
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2/AA+*/AA+@	125,000	141,755
Cumberland County NC Certificates of Participation Refunding	3.500	12/01/2020	Aa2/AA*	185,000	200,670
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	79,956
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	397,450
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	112,267
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3/AA-*/AA-@	335,000	391,420
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	234,945
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	246,692
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA*	150,000	154,838
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	107,277

					2,459,118
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.41% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	168,401
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	166,460
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	469,786
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	131,611
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*/AA+@	100,000	113,920
NC State Capital Improvement Obligation Annual Appropriation	5.000	05/01/2022	Aa1/AA+*/AA+@	155,000	179,194
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1/AA+*/AA+@	350,000	413,266
NC State Capital Improvement Obligation **	4.000	05/01/2025	Aa1/AA+*/AA+@	105,000	113,917
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3/AA*	145,000	166,038

					1,922,593

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.77% of Net Assets
University of NC at Greensboro	5.000%	04/01/2025	Aa3/A*	$100,000	$114,106
University of NC	4.250	10/01/2021	A1	100,000	109,084
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	274,693
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	370,325
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA*	230,000	252,772
University NC Wilmington Certificates of Participation	5.250	06/01/2021	A3/AA-*	100,000	103,691
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A3/AA-*	300,000	318,192
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A3/AA-*	100,000	105,107
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA*	100,000	107,769

					1,755,739
HOSPITAL AND HEALTHCARE BONDS
5.37% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	218,810
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	217,548
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	164,222
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	A2/AA*	95,000	97,189
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA*	175,000	197,334
NC Medical Care — Caromont Health	3.250	02/15/2018	A1/AA*	370,000	398,464
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA-*/AA-@	100,000	100,966

					1,394,533
AIRPORT BONDS
2.28% of Net Assets
Charlotte NC Airport — Charlotte-Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	107,028
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	366,386
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3/AA-@	105,000	118,451

					591,865
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.38% of Net Assets
NC State Grant Anticipation Revenue Vehicle**	5.000	03/01/2021	A2/AA*/A+@	310,000	357,083

LEASE REVENUE BONDS
1.05% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	273,030

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.48% of Net Assets
NC Housing Finance Agency	3.850	01/01/2017	Aa2/AA*	120,000	125,904

Total Investments 99.15% of Net Assets (cost $24,970,631) (See (a) below for further explanation)					$25,730,639

Other assets in excess of liabilities .85%					221,022

Net Assets 100%					$25,951,661

*	Standard and Poor’s Corporation
**	Security is segregated — see footnote 1(D)
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $24,970,631 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$774,969
Unrealized depreciation	(14,961)

Net unrealized appreciation	$760,008

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2014

Other Information

The following is a summary of the inputs used, as of June 30, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,730,639
Level 3	Significant Unobservable Inputs	—

$25,730,639

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $24,970,631)		$25,730,639
Cash		6,118
Receivable for fund shares sold		284
Interest receivable		261,885

Total assets		25,998,926
LIABILITIES:
Payable for:
Distributions to shareholders	9,059
Fund shares redeemed	4,080
Investment advisory fee	10,776
Transfer agent fee	3,073
Trustees fees	1,469
Notes payable	15,000
Accrued expenses	3,808

Total liabilities		47,265

NET ASSETS:
Capital		25,194,664
Accumulated net realized loss on investment transactions		(3,011)
Net unrealized appreciation in value of investments		760,008

Net assets at value		$25,951,661

NET ASSET VALUE, offering price and redemption price per share (2,346,738 shares outstanding; unlimited number of shares authorized; no par value)		$11.06

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$690,285

Expenses:
Investment advisory fee	132,299
Transfer agent fee	39,184
Custodian expense	9,280
Professional fees	5,808
Trustees fees	2,892
Other expenses	23,830

Total expenses	213,293
Custodian expense reduction	(6)

Net expenses	213,287

Net investment income	476,998

Realized and unrealized gain/(loss) on investments:
Net realized loss	(2,612)
Net change in unrealized appreciation/depreciation	174,905

Net realized and unrealized gain on investments	172,293

Net increase in net assets resulting from operations	$649,291

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$476,998	$497,855
Net realized gain/(loss) on investments	(2,612)	48,620
Net change in unrealized appreciation/depreciation	174,905	(572,951)

Net increase/(decrease) in net assets resulting from operations	649,291	(26,476)
Distributions from net investment income	(477,000)	(497,853)
Distributions from capital gains	(41,274)	(39,121)
Net fund share transactions (Note 4)	(512,620)	2,163,181

Total increase/(decrease)	(381,603)	1,599,731
Net assets:
Beginning of year	26,333,264	24,733,533

End of year	$25,951,661	$26,333,264

Accumulated net investment income	$—	$2

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$11.00	$11.23	$10.93	$10.78	$10.57

Income from investment operations:
Net investment income	0.20	0.21	0.24	0.26	0.29
Net gains/(losses) on securities	0.08	(0.21)	0.30	0.15	0.21

Total from investment operations	0.28	0.00	0.54	0.41	0.50
Less distributions:
Distributions from net investment income	(0.20)	(0.21)	(0.24)	(0.26)	(0.29)
Distributions from capital gains	(0.02)	(0.02)	—	—	—

Total distributions	(0.22)	(0.23)	(0.24)	(0.26)	(0.29)

Net asset value, end of year	$11.06	$11.00	$11.23	$10.93	$10.78

Total return	2.53%	(0.06)%	4.98%	3.86%	4.77%
Net assets, end of year (in thousands)	$25,952	$26,333	$24,734	$22,079	$15,951
Ratio of net expenses to average net assets (a)	0.81%	0.78%	0.78%	0.77%	0.82%
Ratio of gross expenses to average net assets	0.81%	0.78%	0.78%	0.77%	0.82%
Ratio of net investment income to average net assets	1.80%	1.87%	2.15%	2.41%	2.69%
Portfolio turnover	7.10%	10.19%	12.31%	5.15%	17.94%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
42.72% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$796,365
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,714,481
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*/AA@	250,000	280,740
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	266,310
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,349,763
Clarksville TN Electric System Revenue	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,123,220
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2/AA-*	480,000	526,032
Clarksville TN Electric System Revenue	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,183,620
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	550,130
Columbia TN Refunded — Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,306,791
Columbia TN Broadband Network Revenue and Tax	5.000	03/01/2025	Aa2	1,000,000	1,026,470
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	971,668
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	928,200
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,779,394
Hallsdale-Powell Utility Knox County Water & Sewer	5.000	04/01/2026	A3/AA*	1,000,000	1,093,730
Hallsdale-Powell Utility Knox County Water & Sewer	5.000	04/01/2031	A3/AA*	740,000	797,084
Harpeth Valley Utilities Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,550,156
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,107,230
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	565,515
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,104,640
Knox-Chapman TN Utility District Knox County Water and Sewer	5.250	01/01/2036	AA-*	700,000	776,705
Knox-Chapman TN Utilities Refunding & Impact	4.500	01/01/2027	AA-*	1,000,000	1,119,000
Memphis TN Electric Systems Revenue	5.000	12/01/2034	Aa2/AA+*	250,000	287,923
Metropolitan Government Nashville & Davidson County Electric^	5.000	05/15/2036	AA+*/AA+@	500,000	569,760
Metropolitan Government Nashville & Davidson County Electric^	5.000	05/15/2039	AA+*/AA+@	500,000	566,160
Metropolitan Government Nashville and Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	506,391
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,421,142
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2030	Aa3/AA-*	3,250,000	3,753,945
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2031	Aa3/AA-*	500,000	574,555
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2033	Aa3/AA-*	575,000	653,959
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2040	Aa3/AA-*	750,000	840,540
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	A2/AA*	1,125,000	1,236,150
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	538,210
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,632,077
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,329,296
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,328,144
White House Utility District TN Water and Sewer**	5.000	01/01/2030	Aa3	2,505,000	2,656,653

					44,812,149
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.46% of Net Assets
Metropolitan TN Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,111,380
Metropolitan TN Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,337,991
Shelby County TN Health Educational Facilities Board Rhodes College	5.000	08/01/2030	A1/A+*	500,000	564,075
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,119,650
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,441,128
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	549,175
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,444,913
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,490,530
TN State School Board Authority Higher Educational Facilities	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,896,327
TN State School Bond Authority	5.000	11/01/2043	Aa1/AA*/AA+@	1,000,000	1,115,250

					13,070,419

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
11.96% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA*	$100,000	$113,837
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA*	1,500,000	1,691,805
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA*	750,000	817,838
Memphis-Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	552,995
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	836,130
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	08/01/2031	Aa3/AA-*	1,500,000	1,689,960
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	08/01/2038	Aa3/AA-*	460,000	511,778
Metropolitan Government Nashville & Davidson County TN Convention Center	5.000	07/01/2026	A1/A*	630,000	702,041
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	691,464
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2027	AA*	1,400,000	1,597,218
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,401,514
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	942,598

					12,549,178
HOSPITAL AND HEALTHCARE BONDS
8.67% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	A1/A+*/A+@	500,000	539,855
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,616,940
Shelby County TN Health Educational and Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	819,495
Shelby County TN Health Educational and Housing Facilities	5.000	07/01/2031	Aa1/AAA@	4,750,000	5,035,143
Shelby County TN Health Educational and Housing Facilities	5.250	09/01/2027	A2/AA*	1,000,000	1,070,040

					9,081,473
REFUNDING BONDS
6.31% of Net Assets
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA+*/AA@	1,000,000	1,089,370
Greene County TN General Obligation	5.000	06/01/2024	A1	505,000	540,800
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA*	100,000	110,828
Memphis TN General Improvement	5.000	04/01/2034	Aa2/AA*	500,000	567,240
Memphis TN General Improvement	5.000	04/01/2039	Aa2/AA*	250,000	280,088
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2/AA*	1,195,000	1,320,427
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2/AA*	205,000	225,051
Pigeon Forge TN Refunding	4.900	06/01/2028	Aa3/AA*	1,000,000	1,086,330
Shelby County TN Refunding	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,399,043

					6,619,177
PREREFUNDED BONDS
4.85% of Net Assets
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	270,000	270,500
Knoxville TN Waste Water System Revenue Improvement	5.000	04/01/2037	Aa2/AA+*	370,000	383,350
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*	3,000,000	3,428,760
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	205,000	230,670
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	35,000	39,383
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	685,000	736,360

					5,089,023
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.32% of Net Assets
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	A2	230,000	230,014
TN Housing Development Agency	5.000	07/01/2029	Aa1/AA+*	555,000	576,834
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	535,000	554,608
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	395,000	416,164
TN Housing Development Agency Homeownership Program	5.000	07/01/2029	Aa1/AA+*	660,000	692,148
TN Housing Development Agency Homeownership Program	4.700	07/01/2027	Aa1/AA+*	1,315,000	1,377,975
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	645,000	684,242

					4,531,985

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
3.96% of Net Assets
Cleveland TN General Obligation	5.000%	06/01/2027	Aa3/AA*	$680,000	$727,940
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,122,776
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,556,933
Smith County TN General Obligation	5.000	04/01/2021		720,000	748,944

					4,156,593
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.16% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	680,131
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	935,561
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	648,298

					2,263,990
ESCROWED TO MATURITY BONDS
1.14% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	135,000	135,286
Johnson City TN Health & Educational Facilities Mountain State	6.500	07/01/2014	A3/AA-*/BBB+@	1,000,000	1,000,150
Metropolitan Nashville and Davidson County TN Water and Sewer	6.500	12/01/2014	AA-*	60,000	61,605

					1,197,041
INDUSTRIAL REVENUE BONDS
0.91% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA-*	850,000	957,755

Total Investments 99.46% of Net Assets (cost $99,073,748) (See (a) below for further explanation)					$104,328,783

Other assets in excess of liabilities .54%					565,508

Net Assets 100%					$104,894,291

*	Standard and Poor’s Corporation
**	Segregated security — see footnote 1(D)
^	When-issued security or extended settlement — see footnote 1(D)
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $99,073,748 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,334,968
Unrealized depreciation	(79,933)

Net unrealized appreciation	$5,255,035

Other Information

The following is a summary of the inputs used, as of June 30, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	104,328,783
Level 3	Significant Unobservable Inputs	—

$104,328,783

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $99,073,748)		$104,328,783
Cash		752,679
Receivable for fund shares sold		17,255
Interest receivable		1,363,929

Total assets		106,462,646
LIABILITIES:
Payable for:
Investments purchased	1,127,768
Distributions to shareholders	245,030
Fund shares redeemed	96,328
Investment advisory fee	42,557
Transfer agent fee	10,980
Trustees fees	2,572
Accrued expenses	43,120

Total liabilities		1,568,355

NET ASSETS:
Capital		100,309,309
Accumulated net realized loss on investment transactions		(670,053)
Net unrealized appreciation in value of investments		5,255,035

Net assets at value		$104,894,291

NET ASSET VALUE, offering price and redemption price per share (9,083,451 shares outstanding; unlimited number of shares authorized; no par value)		$11.55

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$4,057,646

Expenses:
Investment advisory fee	511,018
Transfer agent fee	131,424
Custodian expense	19,174
Professional fees	22,622
Trustees fees	11,292
Other expenses	31,640

Total expenses	727,170
Custodian expense reduction	(23)

Net expenses	727,147

Net investment income	3,330,499

Realized and unrealized gain/(loss) on investments:
Net realized loss	(249,491)
Net change in unrealized appreciation/depreciation	2,664,327

Net realized and unrealized gain on investments	2,414,836

Net increase in net assets resulting from operations	$5,745,335

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$3,330,499	$3,364,193
Net realized gain/(loss) on investments	(249,491)	200,774
Net change in unrealized appreciation/depreciation	2,664,327	(3,013,866)

Net increase in net assets resulting from operations	5,745,335	551,101
Distributions from net investment income	(3,330,499)	(3,364,193)
Net fund share transactions (Note 4)	(3,216,922)	7,926,230

Total increase/(decrease)	(802,086)	5,113,138
Net assets:
Beginning of year	105,696,377	100,583,239

End of year	$104,894,291	$105,696,377

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2014	2013	2012	2011		2010
Net asset value, beginning of year	$11.27	$11.56	$11.04	$11.04		$10.71

Income from investment operations:
Net investment income	0.37	0.36	0.40	0.41		0.40
Net gains/(losses) on securities	0.28	(0.29)	0.52	0.00	(b)	0.33

Total from investment operations	0.65	0.07	0.92	0.41		0.73
Less distributions:
Distributions from net investment income	(0.37)	(0.36)	(0.40)	(0.41)		(0.40)

Net asset value, end of year	$11.55	$11.27	$11.56	$11.04		$11.04

Total return	5.86%	0.56%	8.44%	3.78%		6.92%
Net assets, end of year (in thousands)	$104,894	$105,696	$100,583	$91,740		$94,960
Ratio of net expenses to average net assets (a)	0.71%	0.65%	0.70%	0.69%		0.70%
Ratio of gross expenses to average net assets	0.71%	0.69%	0.70%	0.69%		0.70%
Ratio of net investment income to average net assets	3.25%	3.10%	3.50%	3.68%		3.67%
Portfolio turnover	14.44%	7.37%	8.39%	6.38%		14.51%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

REFUNDING BONDS
20.89% of Net Assets
Johnson City TN Refunding	4.000%	06/01/2015	AA@	$400,000	$413,427
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	213,488
Memphis TN General Obligation	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	291,810
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2/AA*	250,000	274,143
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	07/01/2021	Aa2/AA*	175,000	208,044
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa2/AA*	215,000	240,613
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	165,845
Rhea County TN	3.000	04/01/2018	A1	200,000	211,958
Unicoi County TN Refunding	5.250	04/01/2019	A1/AA-*	200,000	233,876

					2,253,204
MUNICIPAL UTILITY REVENUE BONDS
16.98% of Net Assets
Castalian Springs — Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	275,288
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*/AA@	400,000	453,320
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	185,618
Cross Anchor TN Utility District	4.250	12/01/2015	AA*	65,000	68,168
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	69,859
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	106,426
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA*	50,000	55,138
Lawrenceburg TN Refunding Water and Sewer	5.000	07/01/2015	A2	125,000	130,632
Metropolitan Government Nashville & Davidson County Water &Sewer	5.250	01/01/2019	Aa2/AA*	125,000	146,168
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA*	100,000	105,846
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2017	A3/AA*	100,000	107,769
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	126,790

					1,831,022
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
12.29% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA*	150,000	165,692
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA*	175,000	201,605
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	28,013
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	161,043
Gallatin County Capital Outlay Notes	4.630	01/01/2019	AA+*	100,000	113,838
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	113,908
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	170,462
Tennessee State	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	371,300

					1,325,861
PREREFUNDED BONDS
10.48% of Net Assets
Madison County TN Refunding — School and Public Improvement	5.000	04/01/2018	Aa2/AA*	175,000	183,075
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	455,468
Memphis TN	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	224,104
Metropolitan Government Nashville & Davidson County	5.000	01/01/2019	Aa2/AA*	200,000	228,584
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2017	NR	35,000	39,383

					1,130,614
PUBLIC FACILITIES REVENUE BONDS
9.37% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3/AA*	100,000	115,783
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3/AA-*	100,000	110,333
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3/AA-*	220,000	240,920
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	304,117
Metropolitian Government Nashville & Davidson County Convention	5.000	07/01/2015	A1/A*	125,000	130,698
Metropolitian Government Nashville & Davidson County Convention	3.750	07/01/2018	A1/A*	100,000	109,033

					1,010,884

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
8.17% of Net Assets
Lincoln County TN	5.250%	04/01/2019	Aa3	$200,000	$229,715
Rhea County TN	4.000	04/01/2025	A1	250,000	267,528
Robertson County TN School	4.000	06/01/2020	Aa3/AA*	250,000	271,513
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	111,963

					880,719
HOSPITAL AND HEALTHCARE BONDS
6.87% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	AA-*	265,000	292,494
Shelby County Health Education	5.250	09/01/2020	A2/AA*	400,000	448,780

					741,274
STATE AND LOCAL MORTGAGE/HOUSING BONDS
5.91% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	105,000	107,960
TN Housing Development Agency	4.800	07/01/2024	Aa1/AA+*	185,000	191,936
TN Housing Development Agency Homeownership Program	2.950	01/01/2015	Aa1/AA+*	90,000	90,932
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	245,000	246,284

					637,112
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.59% of Net Assets
Franklin County TN Health & Educational Facilities	4.000	09/01/2019	A+*	350,000	386,565

AIRPORT BONDS
2.32% of Net Assets
Metropolitan Nashville Airport Authority	4.500	07/01/2014	A1/AA*	250,000	250,030

Total Investments 96.87% of Net Assets (cost $10,165,501) (See (a) below for further explanation)					$10,447,285

Other assets in excess of liabilities 3.13%					337,290

Net Assets 100%					$10,784,575

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,165,501 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$289,869
Unrealized depreciation	(8,085)

Net unrealized appreciation	$281,784

Other Information

The following is a summary of the inputs used, as of June 30, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,447,285
Level 3	Significant Unobservable Inputs	—

$10,447,285

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $10,165,501)		$10,447,285
Cash		240,147
Interest receivable		118,051

Total assets		10,805,483
LIABILITIES:
Payable for:
Distributions to shareholders	2,786
Fund shares redeemed	2,431
Investment advisory fee	4,318
Transfer agent fee	1,303
Trustees fees	1,110
Accrued expenses	8,960

Total liabilities		20,908

NET ASSETS:
Capital		10,786,000
Accumulated net realized loss on investment transactions		(283,209)
Net unrealized appreciation in value of investments		281,784

Net assets at value		$10,784,575

NET ASSET VALUE, offering price and redemption price per share (997,386 shares outstanding; unlimited number of shares authorized; no par value)		$10.81

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$283,745

Expenses:
Investment advisory fee	53,656
Transfer agent fee	16,660
Custodian expense	8,882
Professional fees	2,378
Trustees fees	1,186
Other expenses	9,935

Total expenses	92,697
Custodian expense reduction	(2)

Net expenses	92,695

Net investment income	191,050

Realized and unrealized gain/(loss) on investments:
Net realized loss	(17,213)
Net change in unrealized appreciation/depreciation	80,111

Net realized and unrealized gain on investments	62,898

Net increase in net assets resulting from operations	$253,948

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$191,050	$226,505
Net realized gain/(loss) on investments	(17,213)	46,406
Net change in unrealized appreciation/depreciation	80,111	(312,568)

Net increase/(decrease) in net assets resulting from operations	253,948	(39,657)
Distributions from net investment income	(191,050)	(226,505)
Net fund share transactions (Note 4)	(299,017)	(739,399)

Total decrease	(236,119)	(1,005,561)
Net assets:
Beginning of year	11,020,694	12,026,255

End of year	$10,784,575	$11,020,694

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$10.75	$11.01	$10.85	$10.82	$10.54

Income from investment operations:
Net investment income	0.19	0.20	0.24	0.26	0.28
Net gains/(losses) on securities both realized and unrealized	0.06	(0.26)	0.16	0.03	0.28

Total from investment operations	0.25	(0.06)	0.40	0.29	0.56
Less distributions:
Distributions from net investment income	(0.19)	(0.20)	(0.24)	(0.26)	(0.28)

Net asset value, end of year	$10.81	$10.75	$11.01	$10.85	$10.82

Total return	2.36%	(0.53)%	3.74%	2.72%	5.39%
Net assets, end of year (in thousands)	$10,785	$11,021	$12,026	$9,889	$10,113
Ratio of net expenses to average net assets (a)	0.86%	0.86%	0.87%	0.80%	0.81%
Ratio of gross expenses to average net assets	0.86%	0.86%	0.87%	0.82%	0.83%
Ratio of net investment income to average net assets	1.78%	1.86%	2.21%	2.40%	2.63%
Portfolio turnover	11.38%	20.56%	1.86%	18.32%	16.16%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
59.02% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa/AA+*/AAA@	$1,500,000	$1,824,116
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	439,540
Federal Farm Credit Bank	5.840	07/20/2022	Aaa/AA+*/AAA@	2,650,000	3,270,670
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,399,602
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,404,598
Federal Farm Credit Bank	2.980	08/21/2026	Aaa/AA+*/AAA@	500,000	475,887
Federal Farm Credit Bank	3.000	03/18/2026	Aaa/AA+*/AAA@	750,000	713,567
Federal Farm Credit Bank	3.300	06/26/2024	Aaa/AA+*/AAA@	1,000,000	997,942

					12,525,922
FEDERAL HOME LOAN BANK
33.39% of Net Assets
Federal Home Loan Bank	3.250	06/09/2023	Aaa/AA+*	250,000	259,677
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	504,221
Federal Home Loan Bank	5.365	09/09/2024	Aaa/AA+*	1,750,000	2,118,767
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,167,584
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	586,624
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,449,124

					7,085,997
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.12% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,297,842

Total Investments 98.53% of Net Assets (cost $20,051,511) (See (a) below for further explanation)					$20,909,761

Other liabilities in excess of assets 1.47%					313,811

Net Assets 100%					$21,223,572

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $20,051,511 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$920,439
Unrealized depreciation	(62,189)

Net unrealized appreciation	$858,250

Other Information

The following is a summary of the inputs used, as of June 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,909,761
Level 3	Significant Unobservable Inputs	—

$20,909,761

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $20,051,511)		$20,909,761
Cash		154,314
Interest receivable		205,395

Total assets		21,269,470
LIABILITIES:
Payable for:
Distributions to shareholders	10,499
Fund shares redeemed	8,064
Investment advisory fee	3,489
Transfer agent fee	5,017
Accrued expenses	18,829

Total liabilities		45,898

NET ASSETS:
Capital		20,647,463
Accumulated net realized loss on investment transactions		(282,141)
Net unrealized appreciation in value of investments		858,250

Net assets at value		$21,223,572

NET ASSET VALUE, offering price and redemption price per share (2,071,469 shares outstanding; unlimited number of shares authorized; no par value)		$10.25

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$732,871

Expenses:
Investment advisory fee	43,463
Transfer agent fee	34,296
Custodian expense	10,019
Professional fees	4,874
Pricing	7,606
Trustees fees	2,441
Other expenses	19,316

Total expenses	122,015
Custodian expense reduction	(5)

Net expenses	122,010

Net investment income	610,861

Realized and unrealized gain/(loss) on investments:
Net realized loss	(225,335)
Net change in unrealized appreciation/depreciation	587,581

Net realized and unrealized gain on investments	362,246

Net increase in net assets resulting from operations	$973,107

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$610,861	$713,345
Net realized loss on investments	(225,335)	(22,547)
Net change in unrealized appreciation/depreciation	587,581	(1,213,820)

Net increase/(decrease) in net assets resulting from operations	973,107	(523,022)
Distributions from net investment income	(611,046)	(713,160)
Net fund share transactions (Note 4)	(2,533,805)	(1,198,761)

Total decrease	(2,171,744)	(2,434,943)
Net assets:
Beginning of year	23,395,316	25,830,259

End of year	$21,223,572	$23,395,316

Accumulated net investment income	$—	$185

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$10.05	$10.58	$9.96	$10.24	$10.05

Income from investment operations:
Net investment income	0.28	0.30	0.34	0.35	0.44
Net gains/(losses) on securities	0.20	(0.53)	0.62	(0.28)	0.19

Total from investment operations	0.48	(0.23)	0.96	0.07	0.63
Less distributions:
Distributions from net investment income	(0.28)	(0.30)	(0.34)	(0.35)	(0.44)

Net asset value, end of year	$10.25	$10.05	$10.58	$9.96	$10.24

Total return	4.89%	(2.34)%	9.72%	0.71%	6.38%
Net assets, end of year (in thousands)	$21,224	$23,395	$25,830	$25,004	$42,053
Ratio of net expenses to average net assets (a)	0.56%	0.48%	0.52%	0.46%	0.47%
Ratio of gross expenses to average net assets	0.56%	0.54%	0.52%	0.46%	0.47%
Ratio of net investment income to average net assets	2.81%	2.77%	3.25%	3.48%	4.30%
Portfolio turnover	15.33%	16.02%	8.94%	72.86%	56.38%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
39.56% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa2/AA+*	$250,000	$294,048
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	390,000	467,325
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA*/AA-@	70,000	75,828
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	280,000	355,911
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	171,359
Franklin County OH ConventionFacilities Authority Build America	6.640	12/01/2042	Aa2/AA*	130,000	162,387
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	568,185
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	56,465
Memphis TN Center City Revenue Finance Corportation Sports Facility	4.970	02/01/2030	Aa3/AA-*	165,000	168,272
Metropolitan Government Nashville & Davidson County TN Sports Authoity	5.231	07/01/2033	Aa3/AA-*	50,000	52,297
Metropolitan Government Nashville & Davidson County TN Convention Build America	7.431	07/01/2043	A1/A*	285,000	372,394
Metropolitan Government Nashville & Davidson County TN	6.731	07/01/2043	Aa3/A*	125,000	160,701
Miami Lakes FL Special Obligation Build America	7.627	12/01/2040	Aa3/AA@	255,000	331,804
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	850,163
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	805,942

					4,893,081
MUNICIPAL UTILITY REVENUE BONDS
25.41% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	566,300
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1/AA*	40,000	46,534
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	65,399
Heber UT Light & Power Build America	7.000	12/15/2030	A2/A+@	500,000	566,380
Louisville & Jefferson County KY Sewer District Build America	6.250	05/15/2043	Aa3/AA*/AA-@	75,000	95,948
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	263,222
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	367,047
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	537,095
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	462,768
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA*	60,000	61,814
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	110,948

					3,143,455
SCHOOL IMPROVEMENT BONDS
13.66% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	841,785
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	107,647
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	456,712
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	284,138

					1,690,282
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
12.00% of Net Assets
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AAA*	250,000	293,183
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A+*/A+@	250,000	286,378
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	555,864
Scottsboro AL Build America	6.400	11/01/2040	A2/AA*	250,000	274,328
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	74,209

					1,483,962
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.96% of Net Assets
Maine Health and Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	237,950
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	127,712

					365,662

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

June 30, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.74% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800%	07/01/2039	Aa3/AA-*/AA-@	$300,000	$338,469

HOSPITAL AND HEALTHCARE BONDS
2.27% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	281,560

Total Investments 98.60% of Net Assets (cost $10,966,483) (See (a) below for further explanation)					$12,196,471

Other assets in excess of liabilities 1.40%					172,656

Net Assets 100%					$12,369,127

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,966,483 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,245,700
Unrealized depreciation	(15,712)

Net unrealized appreciation	$1,229,988

Other Information

The following is a summary of the inputs used, as of June 30, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,196,471
Level 3	Significant Unobservable Inputs	—

$12,196,471

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments in securities, at fair value (Cost: $10,966,483)		$12,196,471
Cash		51,145
Interest receivable		155,168

Total assets		12,402,784
LIABILITIES:
Payable for:
Distributions to shareholders	21,087
Investment advisory fee	5,054
Transfer agent fee	1,468
Trustees fees	978
Accrued expenses	5,070

Total liabilities		33,657

NET ASSETS:
Capital		11,176,932
Accumulated net realized loss on investment transactions		(37,793)
Net unrealized appreciation in value of investments		1,229,988

Net assets at value		$12,369,127

NET ASSET VALUE, offering price and redemption price per share (1,170,685 shares outstanding; unlimited number of shares authorized; no par value)		$10.57

STATEMENT OF OPERATIONS

For the year ended June 30, 2014

Net investment income:
Interest income	$785,822

Expenses:
Investment advisory fee	67,371
Transfer agent fee	20,419
Custodian expense	7,441
Professional fees	5,104
Trustees fees	1,561
Pricing	8,501
Other expenses	9,685

Total expenses	120,082
Custodian expense reduction	(3)

Net expenses	120,079

Net investment income	665,743

Realized and unrealized gain/(loss) on investments:
Net realized loss	(37,793)
Net change in unrealized appreciation/depreciation	152,052

Net realized and unrealized gain on investments	114,259

Net increase in net assets resulting from operations	$780,002

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended June 30, 2014 and 2013

	2014	2013
Operations:
Net investment income	$665,743	$767,597
Net realized gain/(loss) on investments	(37,793)	110,538
Net change in unrealized appreciation/depreciation	152,052	(655,652)

Net increase in net assets resulting from operations	780,002	222,483
Distributions from net investment income	(666,273)	(767,284)
Distributions from capital gains	(69,960)	(19,468)
Net fund share transactions (Note 4)	(3,680,930)	528,225

Total decrease	(3,637,161)	(36,044)
Net assets:
Beginning of year	—	16,042,332

End of year	$(3,637,161)	$16,006,288

Accumulated net investment income	$—	$530

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,			For the period ended June 30, 2011*
	2014	2013	2012
Net asset value, beginning of period	$10.45	$10.82	$9.65	$10.00

Income from investment operations:
Net investment income	0.51	0.51	0.52	0.34
Net gains/(losses) on securities	0.18	(0.36)	1.17	(0.35)

Total from investment operations	0.69	0.15	1.69	(0.01)
Less distributions:
Distributions from net investment income	(0.51)	(0.51)	(0.52)	(0.34)
Distributions from capital gains	(0.06)	(0.01)	—	—

Total distributions	(0.57)	(0.52)	(0.52)	(0.34)

Net asset value, end of period	$10.57	$10.45	$10.82	$9.65

Total return	6.90%	1.35%	17.77%	0.04%	(b)
Net assets, end of period (in thousands)	$12,369	$16,006	$16,042	$10,872
Ratio of net expenses to average net assets (a)	0.89%	0.83%	0.85%	0.49%	(c)
Ratio of gross expenses to average net assets	0.89%	0.83%	0.86%	0.50%	(c)
Ratio of net investment income to average net assets	4.95%	4.71%	4.95%	3.71%	(c)
Portfolio turnover	9.71%	9.57%	0.00%	89.93%	(b)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized
*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

1.	Organization and Significant Accounting Policies, continued

identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2014, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the year ending June 30, 2014.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2014. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2014, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$19,345
Mississippi Tax-Free Income Series	19,438

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

3.	Purchases and Sales of Securities

During the year ended June 30, 2014, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,316,900	$3,533,954
Kentucky Tax-Free Income Series	88,383,382	89,135,972
Kentucky Tax-Free Short-to-Medium Series	7,549,222	13,293,408
Mississippi Tax-Free Income Series	1,935,832	174,056
North Carolina Tax-Free Income Series	10,496,107	8,806,633
North Carolina Tax-Free Short-to-Medium Series	2,107,575	1,844,547
Tennessee Tax-Free Income Series	14,701,813	17,252,242
Tennessee Tax-Free Short-to-Medium Series	1,193,290	1,414,942
Intermediate Government Bond Series	3,293,533	5,072,907
Taxable Municipal Bond Series	1,289,787	4,668,774

4.	Capital Shares

As of June 30, 2014 and 2013, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	258,629	$3,134,098	382,317	$4,839,667
Shares reinvested	34,093	411,607	33,429	417,792
Shares redeemed	(403,963)	(4,832,353)	(254,710)	(3,194,533)
Net increase/(decrease)	(111,241)	$(1,286,648)	161,036	$2,062,926

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	13,658,486	$105,555,777	12,157,634	$98,006,608
Shares reinvested	2,500,483	19,401,429	2,362,521	18,873,478
Shares redeemed	(15,789,272)	(121,949,686)	(15,844,621)	(127,179,843)
Net increase/(decrease)	369,697	$3,007,520	(1,324,466)	$(10,299,757)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,902,355	$15,783,732	4,306,089	$23,875,791
Shares reinvested	228,221	1,241,316	241,397	1,337,982
Shares redeemed	(4,488,362)	(24,399,135)	(4,245,020)	(23,528,134)
Net increase/(decrease)	(1,357,786)	$(7,374,087)	302,466	$1,685,639

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

4.	Capital Shares, continued

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	195,841	$2,282,910	162,331	$1,982,073
Shares reinvested	9,891	115,460	10,255	123,882
Shares redeemed	(44,493)	(513,359)	(101,079)	(1,221,918)
Net increase	161,239	$1,885,011	71,507	$884,037

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,577,580	$17,874,045	1,987,555	$23,519,667
Shares reinvested	177,476	2,004,393	183,206	2,145,758
Shares redeemed	(1,597,868)	(17,894,940)	(1,378,402)	(16,191,347)
Net increase	157,188	$1,983,498	792,359	$9,474,078

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	314,867	$3,469,484	701,612	$7,898,764
Shares reinvested	37,003	408,034	36,890	414,632
Shares redeemed	(398,436)	(4,390,138)	(547,748)	(6,150,215)
Net increase/(decrease)	(46,566)	$(512,620)	190,754	$2,163,181

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,285,067	$14,453,598	1,604,096	$18,817,879
Shares reinvested	194,059	2,196,993	164,725	1,914,381
Shares redeemed	(1,772,826)	(19,867,513)	(1,095,123)	(12,806,030)
Net increase/(decrease)	(293,700)	$(3,216,922)	673,698	$7,926,230

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	170,445	$1,830,178	177,861	$1,960,274
Shares reinvested	14,083	151,789	13,852	152,444
Shares redeemed	(212,057)	(2,280,984)	(259,066)	(2,852,117)
Net decrease	(27,529)	$(299,017)	(67,353)	$(739,399)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	106,142	$1,065,074	101,835	$1,086,915
Shares reinvested	47,742	478,925	51,219	544,743
Shares redeemed	(409,352)	(4,077,804)	(266,971)	(2,830,419)
Net decrease	(255,468)	$(2,533,805)	(113,917)	$(1,198,761)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

4.	Capital Shares, continued

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2014		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	68,253	$699,581	223,183	$2,421,068
Shares reinvested	38,542	397,494	31,550	343,461
Shares redeemed	(467,564)	(4,778,005)	(205,941)	(2,236,304)
Net increase/(decrease)	(360,769)	$(3,680,930)	48,792	$528,225

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At June 30, 2014, the Funds’ capital loss carry-forwards expire as follows:

						No Expiration
	2015	2016	2017	2018	2019	Long-term	Short-term	Total
Alabama Tax Free Income Series	$—	$—	$—	$—	$—	$—	$4,036	$4,036
Kentucky Tax-Free Short-to-Medium Series	203,229	227,932	223,976	—	—	—	—	655,137
Mississippi Tax-Free Income Series	—	—	—	—	—	—	7,068	7,068
North Carolina Tax-Free Income Series	—	—	—	—	—	—	431,401	431,401
Tennessee Tax-Free Income Series	—	—	—	371,142	—	—	298,875	670,017
Tennessee Tax-Free Short-to-Medium Series	25,194	23,418	—	—	—		—	49,612
Intermediate Government Bond Series	21,143	—	—	—		49,060	95,029	165,232
Taxable Municipal Bond Series	—	—	—	—	—	—	777	777

During the year ended June 30, 2014, the following Funds utilized capital loss carry-forwards as follows:

Amount
Kentucky Tax-Free Short-to-Medium Series	$141,887
Tennessee Tax-Free Short-to-Medium Series	990

During the year ended June 30, 2014 the Intermediate Government Bond Series had losses expire of $51,194.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

6.	Federal Income Taxes, continued

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2014 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(100,377)
Kentucky Tax-Free Short-to-Medium Series	(85,893)
Mississippi Tax-Free Income Seres	(1)
North Carolina Tax-Free Income Series	(151,440)
North Carolina Tax-Free Short-to-Medium Series	(3,011)
Tennessee Tax-Free Income Series	(37)
Tennessee Tax-Free Short-to-Medium Series	(234,597)
Intermediate Government Bond Series	(116,908)
Taxable Municipal Bond Series	(37,016)

At June 30, 2014, the effect of permanent book to tax differences resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income
Kentucky Tax-Free Income Series	$35	$(35)
Mississippi Tax-Free Income Series	85	(85)

	Accumulated Net Realized Gain/Loss	Capital
Intermediate Government Bond Series	$51,194	$(51,194)

The tax character of distributions paid for the years ended June 30, 2014 and 2013 were as follows:

	2014			2013
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$776,616	$—	$29,276	$842,439	$—	$16,538
Kentucky Tax-Free Income Series	32,479,238	—	1,302,574	33,471,869	37,796	108,545
Kentucky Tax-Free Short-to-Medium Series	1,803,910	—	—	1,932,832	—	—
Mississippi Tax-Free Income Series	294,715	—	9,925	287,105	—	—
North Carolina Tax-Free Income Series	2,991,028	—	112,821	3,026,417	—	131,685
North Carolina Tax-Free Short-to-Medium Series	477,000	—	41,274	497,853	—	39,121
Tennessee Tax-Free Income Series	3,330,499	—	—	3,364,193	—	—
Tennessee Tax-Free Short-to-Medium Series	191,049	—	—	226,505	—	—
Intermediate Government Bond Series	—	611,046	—	—	713,160	—
Taxable Municipal Bond Series	—	666,273	69,960	—	767,284	19,468

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

6.	Federal Income Taxes, continued

At June 30, 2014, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long term Capital Gain	Net Unrealized Appreciation/ Depreciation Investments
Alabama Tax-Free Income	$—	$92,854	$—	$1,133,647
Kentucky Tax-Free Income	—	3,348,541	380,551	56,475,860
Kentucky Tax-Free Short-to-Medium	—	50,618	—	3,190,906
Mississippi Tax-Free Income	—	47,538	—	405,116
North Carolina Tax-Free Income	—	278,303	—	4,741,764
North Carolina Tax-Free Short-to-Medium	—	9,059	—	760,008
Tennessee Tax-Free Income	—	245,030	—	5,255,035
Tennessee Tax-Free Short-to-Medium	—	2,786	—	281,784
Intermediate Government Bond	10,499	—	—	858,250
Taxable Municipal Bond Series	21,087	—	—	1,229,988

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	$(104,416)	$(92,854)	$1,029,231
Kentucky Tax-Free Income		(3,348,541)	56,856,411
Kentucky Tax-Free Short-to-Medium	(741,031)	(50,618)	2,449,875
Mississippi Tax-Free Income	(7,069)	(47,603)	397,982
North Carolina Tax-Free Income	(582,841)	(278,303)	4,158,923
North Carolina Tax-Free Short-to-Medium	(3,011)	(9,059)	756,997
Tennessee Tax-Free Income	(670,053)	(245,030)	4,584,982
Tennessee Tax-Free Short-to-Medium	(283,209)	(2,786)	(1,425)
Intermediate Government Bond	(282,141)	(10,499)	576,109
Taxable Municipal Bond Series	(37,793)	(21,087)	1,192,195

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any. However, based on experience, the Funds do not expect the risk of loss to be material.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2014, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

8.	Line of Credit Agreement and Custodian Agreement, continued

At June 30, 2014, the Funds had an unused line of credit amount of $24,985,000. During the year ended June 30, 2014, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$7,334
Kentucky Tax Free Income Series	51,090
Kentucky Tax-Free Short-to-Medium Series	22,112
North Carolina Tax-Free Income Series	28,759
North Carolina Tax-Free Short-to-Medium Series	3,485
Tennessee Tax-Free Income Series	25,712
Tennessee Tax-Free Short-to-Medium Series	3,170
Taxable Municipal Bond Series	3,551
Intermediate Government Bond Series	8,759

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of Funds’ expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprising the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series) (collectively, the “Funds”), as of June 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Dupree Mutual Funds at June 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 27, 2014

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2014

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in Publicly Traded Companies
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 83	President	Annual Term; 35 Years of Service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 63	Compliance Officer	Annual Term; 10 Years of Service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 51	Executive Vice President	Annual Term; 9 Years of Service	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 53	Vice President, Secretary, Treasurer	Annual Term; 16 Years of Service as Vice President, 14 Years of Service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Eugene M. Gard 125 South Mill Street Lexington, KY 40507 Age: 34	Assistant Secretary, Assistant Treasurer	Annual Term; first year of service	Vice President, Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 74	Chairman, Trustee	Annual Term; 13 Years of Service as Chairman; 25 Years of Service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 51	Trustee Chairman, Audit Committee	Annual Term 7 Years of Service	Business consultant, CJN Advisors, LLC (2013 – present); Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1998-2013; executive office space rental)	10	Advisory Board, Community Trust Bank
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 70	Trustee	Annual Term; 12 Years of Service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 62	Trustee	Annual Term; 3 Years of Service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 56	Trustee	Annual Term; 3 Years of Service	Vice President for Finance and Business, Transylvania University 2009 to date; Treasurer, University of Kentucky 2008-2009; Controller, University of Kentucky 2004-2008	10	Director, Bank of the Bluegrass

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2014

Trustee and officer information, continued

As of June 30, 2014, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2013, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2014

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2014	Beginning Account Value January 1, 2014*	Ending Account Value June 30, 2014**	Expenses Paid During the Six Months Ended June 30, 2014
Alabama Tax-Free Income Series
Actual	.72%	$1,000.00	$1,026.83	$3.55
Hypothetical	.72	1,000.00	1,024.79	3.55
Kentucky Tax-Free Income Series
Actual	.57	1,000.00	1,024.30	2.83
Hypothetical	.57	1,000.00	1,024.79	2.83
Kentucky Tax-Free Short-to-Medium Series
Actual	.74	1,000.00	1,007.24	3.66
Hypothetical	.74	1,000.00	1,024.79	3.69
Mississippi Tax-Free Income Series
Actual	.69	1,000.00	1,030.89	3.41
Hypothetical	.69	1,000.00	1,024.79	3.40
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	1,027.57	3.60
Hypothetical	.72	1,000.00	1,024.79	3.60
North Carolina Tax-Free Short-to-Medium Series
Actual	.81	1,000.00	1,008.13	3.97
Hypothetical	.81	1,000.00	1,024.79	4.00
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	1,026.58	3.52
Hypothetical	.71	1,000.00	1,024.79	3.52
Tennessee Tax-Free Short-to-Medium Series
Actual	.86	1,000.00	1,009.03	4.28
Hypothetical	.86	1,000.00	1,024.79	4.31

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2014

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized June 30, 2014	Beginning Account Value January 1, 2014*	Ending Account Value June 30, 2014**	Expenses Paid During the Six Months Ended June 30, 2014
Intermediate Government Bond Series
Actual	.56%	$1,000.00	$1,028.86	$2.82
Hypothetical	.56	1,000.00	1,024.79	2.81
Taxable Municipal Bond Series
Actual	.89	1,000.00	1,036.40	4.55
Hypothetical	.89	1,000.00	1,024.79	4.52

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. There have been no waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site at http://www.dupree-funds.com. A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item  4. Principal Accountant Fees and Services:

Audit Fees. Fees for audit services provided to the Registrant were $129,900 and $127,300 for the fiscal years ended June 30, 2014 and 2013, respectively.

(a) Audit Related Fees. Fees for audit related-services that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $ -0- and $9,500 for fiscal years ended June 30, 2014 and 2013 respectively and for fiscal year 2013 consisted of review of transfer agent.

(b) Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were $37,200 and $36,500 for the fiscal years ended June 30, 2014 and 2013, respectively

(c) All Other Fees. Fees for all other services, which for fiscal year ended June 30, 2014 totaled $35,300 and consisted of examination of transfer agent ($9,700); Anti-Money Laundering Advisory services ($7,500); Internal control agreed upon procedures ($9,900) and Review of Semi-Annual report ($8,200) and for fiscal year ended June 30, 2013 totaled $25,000 and consisted of Anti-Money Laundering services ($7,300); Internal control agreed upon procedures ($9,700); and Review of Semi-Annual report ($8,000).

(d) (1) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2014.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On August 20, 2014 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 20, 2014 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Thomas P. Dupree, Sr., President /s/

Date: August 20, 2014

By:	Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date: August 20, 2014